ANNUAL REPORT
June 30, 2002

(ASSETMARK FUNDS LOGO)

                               INVESTMENT ADVISOR
                      AssetMark Investment Services, Inc.

                        ASSETMARK LARGE CAP GROWTH FUND
                         ASSETMARK LARGE CAP VALUE FUND
                      ASSETMARK SMALL/MID CAP GROWTH FUND
                       ASSETMARK SMALL/MID CAP VALUE FUND
                      ASSETMARK INTERNATIONAL EQUITY FUND
                     ASSETMARK REAL ESTATE SECURITIES FUND
                     ASSETMARK TAX-EXEMPT FIXED INCOME FUND
                     ASSETMARK CORE PLUS FIXED INCOME FUND

                             (ASSETMARK FUNDS LOGO)

                                                                  August 9, 2002

Dear Shareholder:

  The first six months of 2002 continued to be a frustrating environment for investors, plagued by market volatility, corporate accounting scandals, and geo-political uncertainty. Although the U.S. economy has entered a mild recovery, financial markets have been dominated by negative investor sentiment, making the twelve months since the launch of the AssetMark Funds on June 29, 2001 some of the most turbulent market conditions in recent history.

  Although markets generally declined across sectors and styles during the past twelve months, we are pleased with the performance of the Funds relative to peers and benchmarks. In consultation with CRA RogersCasey, an institutional investment research and consulting firm, AssetMark Investment Services, Inc. ("AssetMark") strives to identify highly skilled investment managers as Sub-Advisors for each Fund. When appropriate, AssetMark seeks to combine the skills of multiple managers with complementary investment strategies to attempt to reduce volatility and achieve more consistent investment results.

  THE ASSETMARK LARGE CAP GROWTH FUND declined significantly over the year, with Large Cap Growth representing one of the weakest sectors of the equity market. In an effort to reduce the volatility and enhance the potential returns of the Fund, we replaced Provident Investment Counsel as a Sub-Advisor with Atlanta Capital Management on May 16, 2002. We believe that Atlanta Capital's high quality, growth-at-a-reasonable-price strategy will better complement TCW Investment Management's aggressive growth strategy, and expect that the change should reduce the Fund's volatility and downside risk. Indeed, the Fund benefited from Atlanta Capital's high quality orientation in the Second Quarter of 2002. For the twelve months since inception, the AssetMark Large Cap Growth Fund returned -27.20% relative to -26.49% for the Russell 1000 Growth Index and -18.50% for the S&P500/BARRA Growth Index1<F1>. These unmanaged indices are widely accepted benchmarks for Large Cap Growth portfolios.

  THE ASSETMARK LARGE CAP VALUE FUND posted strong relative performance throughout the majority of the twelve months since inception. Both Brandes Investment Partners' deep value-orientated strategy and Deutsche Asset Management's more moderate, relative value strategy out-performed both the Russell 1000 Value Index and the S&P500/BARRA Value Index, widely accepted unmanaged benchmarks for Large Cap Value portfolios. For the twelve months since inception, the AssetMark Large Cap Value Fund returned -7.76%, relative to a decline of -8.95% for the Russell 1000 Value and -18.09% for the S&P500/BARRA Value Index.

  THE ASSETMARK SMALL/MID CAP GROWTH FUND declined significantly in the second quarter of 2002, as did the Russell 2500 Growth Index, a widely accepted unmanaged benchmark for portfolios of Small-to-Mid Cap Growth stocks. In the second quarter, William Blair & Co.' s more moderate investment strategy posted strong relative returns, tempering the declines experienced by TCW Investment Management's more aggressively positioned portfolio. For the twelve months since inception, the AssetMark Small/Mid Cap Growth Fund returned -28.00%, relative to -25.71% for the Russell 2500 Growth Index.

1<F1> Source: All benchmark return data provided by CRA RogersCasey. One cannot invest directly in an index, nor is an index representative of any Fund's portfolio.

  THE ASSETMARK SMALL/MID CAP VALUE FUND performed well for the majority of the twelve months since inception, with Smaller Cap Value stocks one of the strongest segments of the market. More recently, the returns of a narrow range of very deep value names have driven the performance of the sector, and the more moderate style of Cramer Rosenthal McGlynn contributed to the Fund's under-performance relative to the Russell 2500 Value Index. For the twelve months since inception, the AssetMark Small/Mid Cap Value Fund gained 1.50%, relative to 6.59% for the Russell 2500 Value Index. This unmanaged index is a widely accepted benchmark for portfolios of Small-to-Mid Cap Value stocks.

  THE ASSETMARK INTERNATIONAL EQUITY FUND enjoyed the benefit of a declining U.S. dollar in the Second Quarter of 2002, boosting the returns of U.S. investors, but slightly lagged the MSCI Index for the twelve months since inception. The growth-oriented strategy of Lombard Odier was decidedly out of favor for the majority of the period. The returns of the Fund were cushioned by the complementary, value-oriented style of Lazard Asset Management, but still slightly under-performed the MSCI EAFE Index. For the twelve months since inception, the AssetMark International Equity Fund returned -10.40%, relative to -9.22% for the MSCI EAFE Index2<F2>. This unmanaged benchmark is widely accepted for International Equity portfolios.

  THE ASSETMARK REAL ESTATE SECURITIES FUND, sub-advised by Lend Lease Rosen Real Estate Securities, posted strong absolute performance throughout the year. For the twelve months since inception, the AssetMark Real Estate Securities Fund returned 14.60%, relative to 16.05% for Wilshire REIT Index, a widely accepted unmanaged benchmark for REIT portfolios3<F3>.

  THE ASSETMARK TAX-EXEMPT INCOME FUND, sub-advised by Weiss, Peck & Greer, enjoyed one of the strongest municipal bond environment seen for ten years, and posted positive absolute returns in line with the Lehman Municipal Bond Index. For the twelve months since inception, the AssetMark Tax-Exempt Income Fund gained 6.47%, relative to a return of 6.92% for the Lehman Municipal Bond Index, a widely accepted unmanaged benchmark for municipal bond portfolios.

  THE ASSETMARK CORE PLUS FIXED INCOME FUND, a fund that purchases shares of other institutional fixed income funds, slightly under-performed the Lehman Brothers Aggregate Index, a widely accepted unmanaged benchmark for Core U.S. Fixed Income portfolios, for the twelve month period, returning 6.03% versus 8.63% for the benchmark. The Emerging Markets and High Yield portions of the Fund had a negative contribution to the Fund's return due to a general flight to quality over the majority of the twelve months since inception.

  In consultation with CRA RogersCasey, AssetMark continues to research and monitor a broad universe of investment managers in our endeavor to provide shareholders with superior investment results. We thank you for the opportunity to shepherd your investments in what has been, on many levels, a difficult environment. We believe the AssetMark Funds are well positioned to meet the challenges and opportunities that lie ahead.

  Sincerely,

  /s/Ronald D. Cordes,

  Ronald D. Cordes,
  President and CEO
  AssetMark Funds

2<F2> Source: CRA RogersCasey
3<F3> Source: CRA RogersCasey

AssetMark Large Cap Growth Fund
PERFORMANCE DATA

                   TOTAL RETURN BASED ON A $10,000 INVESTMENT

               AssetMark                   Lipper Large-Cap
               Large Cap       S&P 500       Growth Funds      Russell 1000
    Date      Growth Fund       Index            Index         Growth Index
    ----      -----------       -----            -----         ------------
  6/29/2001    $10,000.00     $10,000.00      $10,000.00         $10,000
  9/30/2001     $7,380.00      $8,532.00       $8,013.00          $8,059
 12/31/2001     $8,990.00      $9,444.00       $9,152.00          $9,279
  3/31/2002     $8,930.00      $9,471.00       $8,919.00          $9,039
  6/30/2002     $7,280.00      $8,201.00       $7,508.00          $7,351

This chart assumes an initial gross investment of $10,000 made on 6/29/01 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

S&P 500 INDEX - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

LIPPER LARGE-CAP GROWTH FUNDS INDEX - An unmanaged index which measures the composite performance of the 30 largest "large-cap growth" mutual funds, as categorized by Lipper Inc.

RUSSELL 1000 GROWTH INDEX - An unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

TOTAL RETURN (FOR THE PERIOD ENDED JUNE 30, 2002)
-------------------------------------------------
                                                              SINCE INCEPTION
                                                              ---------------
AssetMark Large Cap Growth Fund                                   -27.20%
S&P 500 Index                                                     -17.99%
Lipper Large-Cap Growth Funds Index                               -24.92%
Russell 1000 Growth Index                                         -26.49%

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2002

NUMBER OF                                                             MARKET
  SHARES                                                              VALUE
---------                                                             -----
             COMMON STOCK 96.28%

             MINING 1.93%

             OIL AND GAS EXTRACTION 1.93%
     9,500   EOG Resources, Inc.                                   $   377,150
    12,500   Schlumberger Limited                                      581,250
                                                                   -----------
                                                                       958,400
                                                                   -----------
             Total Mining                                              958,400
                                                                   -----------

             MANUFACTURING 47.59%

             FOOD AND KINDRED PRODUCTS 1.01%
     9,000   The Coca-Cola Company                                     504,000
                                                                   -----------

             PAPER AND ALLIED PRODUCTS 1.12%
     9,000   Kimberly-Clark Corporation                                558,000
                                                                   -----------

             PRINTING, PUBLISHING AND
               ALLIED INDUSTRIES 0.88%
     8,500   The New York Times Company                                437,750
                                                                   -----------

             CHEMICALS AND ALLIED PRODUCTS 15.43%
     9,800   Air Products and Chemicals, Inc.                          494,606
    23,250   Amgen Inc. #<F4>                                          973,710
    16,850   Biogen, Inc. #<F4>                                        698,095
     8,000   Colgate-Palmolive Company                                 400,400
    11,000   Ecolab Inc.                                               508,530
    15,250   Eli Lilly and Company                                     860,100
     6,400   Forest Laboratories, Inc. #<F4>                           453,120
    28,710   Genentech, Inc. #<F4>                                     961,785
     9,000   Merck & Co. Inc.                                          455,760
    36,850   Pfizer Inc.                                             1,289,750
    23,000   Schering-Plough Corporation                               565,800
                                                                   -----------
                                                                     7,661,656
                                                                   -----------

             PETROLEUM, REFINING AND
               RELATED INDUSTRIES 1.54%
    13,000   Phillips Petroleum Company                                765,440
                                                                   -----------

             STONE, CLAY, GLASS AND
               CONCRETE PRODUCTS 0.63%
    11,000   Engelhard Corporation                                     311,520
                                                                   -----------

             INDUSTRIAL AND COMMERCIAL MACHINERY
               AND COMPUTER EQUIPMENT 7.61%
    53,700   Applied Materials, Inc. #<F4>                           1,021,374
    67,700   Cisco Systems, Inc. #<F4>                                 944,415
    58,950   Dell Computer Corporation #<F4>                         1,540,953
    36,000   EMC Corporation #<F4>                                     271,800
                                                                   -----------
                                                                     3,778,542
                                                                   -----------

             ELECTRONIC AND OTHER ELECTRICAL
               EQUIPMENT AND COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT 14.32%
     8,500   Emerson Electric Co.                                      454,835
    15,250   General Electric Company                                  443,013
    60,300   Intel Corporation                                       1,101,681
    11,000   Linear Technology Corporation                             345,730
    34,600   Maxim Integrated Products, Inc. #<F4>                   1,326,218
    12,000   Molex Incorporated                                        402,360
    82,500   Network Appliance, Inc. #<F4>                           1,026,300
    30,650   QUALCOMM Inc. #<F4>                                       842,568
    16,500   Texas Instruments Incorporated                            391,050
    34,600   Xilinx, Inc. #<F4>                                        776,078
                                                                   -----------
                                                                     7,109,833
                                                                   -----------

             TRANSPORTATION EQUIPMENT 0.61%
     2,600   SPX Corporation                                           305,500
                                                                   -----------

             MEASURING, ANALYZING AND
               CONTROLLING INSTRUMENTS 3.73%
     8,900   Danaher Corporation                                       590,515
    15,000   DENTSPLY International Inc.                               553,650
    16,500   Medtronic, Inc.                                           707,025
                                                                   -----------
                                                                     1,851,190
                                                                   -----------

             MISCELLANEOUS
               MANUFACTURING INDUSTRIES 0.71%
    10,000   Tiffany & Co.                                             352,000
                                                                   -----------
             Total Manufacturing                                    23,635,431
                                                                   -----------

             TRANSPORTATION AND
               COMMUNICATIONS 3.80%

             TRANSPORTATION BY AIR 1.14%
    34,900   Southwest Airlines Co.                                    563,984
                                                                   -----------

             COMMUNICATIONS 2.66%
     7,500   ALLTEL Corporation                                        352,500
    16,000   SBC Communications Inc.                                   488,000
    12,000   Verizon Communications Inc.                               481,800
                                                                   -----------
                                                                     1,322,300
                                                                   -----------
             Total Transportation
               and Communications                                    1,886,284
                                                                   -----------

             WHOLESALE TRADE 0.89%

             WHOLESALE TRADE - DURABLE GOODS 0.89%
     8,500   Johnson & Johnson                                         444,210
                                                                   -----------
             Total Wholesale Trade                                     444,210
                                                                   -----------

             RETAIL TRADE 6.96%

             BUILDING MATERIALS, HARDWARE, GARDEN
               SUPPLY AND MOBILE HOME DEALERS 2.69%
    17,900   The Home Depot, Inc.                                      657,467
    14,900   Lowe's Companies, Inc.                                    676,460
                                                                   -----------
                                                                     1,333,927
                                                                   -----------

             GENERAL MERCHANDISE STORES 2.65%
     9,000   BJ's Wholesale Club, Inc. #<F4>                           346,500
    17,600   Wal-Mart Stores, Inc.                                     968,176
                                                                   -----------
                                                                     1,314,676
                                                                   -----------

             APPAREL AND ACCESSORY STORES 0.99%
     7,000   Kohl's Corporation #<F4>                                  490,560
                                                                   -----------

             EATING AND DRINKING PLACES 0.63%
     9,900   Brinker International, Inc. #<F4>                         314,325
                                                                   -----------
             Total Retail Trade                                      3,453,488
                                                                   -----------

             FINANCE, INSURANCE
               AND REAL ESTATE 20.73%

             DEPOSITORY INSTITUTIONS 1.97%
    14,000   BB&T Corporation                                          540,400
    14,000   Mellon Financial Corporation                              440,020
                                                                   -----------
                                                                       980,420
                                                                   -----------

             NON-DEPOSITORY CREDIT INSTITUTIONS 1.28%
    10,400   Freddie Mac                                               636,480
                                                                   -----------

             SECURITY AND COMMODITY BROKERS,
               DEALERS, EXCHANGES AND SERVICES 4.49%
    62,400   The Charles Schwab Corporation                            698,880
    12,000   Franklin Resources, Inc.                                  511,680
    11,000   SEI Investments Company                                   309,870
    38,850   Stilwell Financial, Inc.                                  707,070
                                                                   -----------
                                                                     2,227,500
                                                                   -----------

             INSURANCE CARRIERS 12.99%
    36,000   AFLAC INCORPORATED                                      1,152,000
    19,400   American International Group, Inc.                      1,323,662
     7,500   The Hartford Financial
               Services Group, Inc.                                    446,025
    55,250   The Progressive Corporation                             3,196,213
     4,300   WellPoint Health Networks Inc. #<F4>                      334,583
                                                                   -----------
                                                                     6,452,483
                                                                   -----------
             Total Finance, Insurance
               and Real Estate                                      10,296,883
                                                                   -----------

             SERVICES 14.38%

             BUSINESS SERVICES 12.73%
    17,400   Adobe Systems Incorporated                                495,900
    15,900   Concord EFS, Inc. #<F4>                                   479,226
    12,000   Electronic Data Systems Corporation                       445,800
    20,000   The Interpublic Group
               of Companies, Inc.                                      495,200
    18,600   Juniper Networks, Inc. #<F4>                              105,090
    35,100   Microsoft Corporation #<F4>                             1,919,970
    30,000   Oracle Corporation #<F4>                                  284,100
    13,250   Pixar, Inc. #<F4>                                         584,325
    89,600   Siebel Systems, Inc. #<F4>                              1,274,112
     9,000   SunGard Data Systems Inc. #<F4>                           238,320
                                                                   -----------
                                                                     6,322,043
                                                                   -----------

             ENGINEERING, ACCOUNTING, RESEARCH,
               MANAGEMENT AND RELATED SERVICES 1.65%
    26,200   Paychex, Inc.                                             819,798
                                                                   -----------
             Total Services                                          7,141,841
                                                                   -----------
             TOTAL COMMON STOCK
               (COST $55,669,797)                                   47,816,537
                                                                   -----------

             SHORT-TERM INVESTMENTS 3.75%

             MONEY MARKET FUND 3.75%
 1,861,453   Federated Prime Obligations Fund                        1,861,453
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $1,861,453)                                     1,861,453
                                                                   -----------
             TOTAL INVESTMENTS 100.03%
               (COST $57,531,250)                                   49,677,990
                                                                   -----------
             LIABILITIES, LESS OTHER
               ASSETS (0.03%)                                          (13,276)
                                                                   -----------
             NET ASSETS 100%                                       $49,664,714
                                                                   -----------
                                                                   -----------

#<F4>  Non-income producing security.

                       See notes to financial statements.

AssetMark Large Cap Value Fund
PERFORMANCE DATA

                   TOTAL RETURN BASED ON A $10,000 INVESTMENT

                AssetMark                                     Lipper Large-Cap
                Large Cap        S&P 500     Russell 1000       Value Funds
   Date        Value Fund         Index       Value Index          Index
   ----        ----------         -----       -----------          -----
 6/29/2001     $10,000.00      $10,000.00     $10,000.00        $10,000.00
 9/30/2001      $9,140.00       $8,532.00      $8,905.00         $8,729.00
12/31/2001     $10,067.00       $9,444.00      $9,561.00         $9,490.00
 3/31/2002     $10,338.00       $9,471.00      $9,952.00         $9,672.00
 6/30/2002      $9,224.00       $8,201.00      $9,104.00         $8,626.00

This chart assumes an initial gross investment of $10,000 made on 6/29/01 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

S&P 500 INDEX - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

RUSSELL 1000 VALUE INDEX - An unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP VALUE FUNDS INDEX - An unmanaged index which measures the composite performance of the 30 largest "large-cap value" mutual funds, as categorized by Lipper Inc.

TOTAL RETURN (FOR THE PERIOD ENDED JUNE 30, 2002)
-------------------------------------------------
                                                              SINCE INCEPTION
                                                              ---------------
AssetMark Large Cap Value Fund                                     -7.76%
S&P 500 Index                                                     -17.99%
Russell 1000 Value Index                                           -8.95%
Lipper Large-Cap Value Funds Index                                -13.74%

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2002

NUMBER OF                                                            MARKET
  SHARES                                                              VALUE
---------                                                            ------
             COMMON STOCK 95.01%

             AGRICULTURE, FORESTRY
               AND FISHING 0.68%

             FORESTRY 0.68%
     5,700   Weyerhaeuser Company                                  $   363,945
                                                                   -----------
             Total Agriculture, Forestry,
               and Fishing                                             363,945
                                                                   -----------

             MANUFACTURING 40.13%

             FOOD AND KINDRED PRODUCTS 1.75%
    48,030   Archer-Daniels-Midland Company                            614,304
    11,600   ConAgra Foods, Inc.                                       320,740
                                                                   -----------
                                                                       935,044
                                                                   -----------

             TOBACCO PRODUCTS 2.73%
    17,000   Philip Morris Companies Inc.                              742,560
     5,600   R.J. Reynolds Tobacco Holdings, Inc.                      301,000
    12,100   UST Inc.                                                  411,400
                                                                   -----------
                                                                     1,454,960
                                                                   -----------

             APPAREL AND OTHER FINISHED
               PRODUCTS MADE FROM FABRICS
               AND SIMILAR MATERIALS 0.67%
     9,500   Jones Apparel Group, Inc. #<F5>                           356,250
                                                                   -----------

             PAPER AND ALLIED PRODUCTS 1.20%
     4,000   Kimberly-Clark Corporation                                248,000
     6,800   Temple-Inland Inc.                                        393,448
                                                                   -----------
                                                                       641,448
                                                                   -----------

             PRINTING, PUBLISHING AND
               ALLIED INDUSTRIES 0.57%
    18,100   American Greetings Corporation #<F5>                      301,546
                                                                   -----------

             CHEMICALS AND ALLIED PRODUCTS 9.23%
    21,800   Bristol-Myers Squibb Company                              560,260
     8,700   The Dow Chemical Company                                  299,106
     3,600   Eli Lilly and Company                                     203,040
    16,700   E. I. du Pont de Nemours
               and Company                                             741,480
    16,700   Great Lakes Chemical Corporation                          442,383
    13,800   Merck & Co. Inc.                                          698,832
    12,200   Pharmacia Corporation                                     456,890
     8,500   PPG Industries, Inc.                                      526,150
     1,500   The Procter & Gamble Company                              133,950
    26,000   Schering-Plough Corporation                               639,600
     4,300   Wyeth                                                     220,160
                                                                   -----------
                                                                     4,921,851
                                                                   -----------

             PETROLEUM REFINING AND RELATED INDUSTRIES 4.46%
     6,700   ChevronTexaco Corporation                                 592,950
     5,800   Conoco Inc.                                               161,240
    31,700   Exxon Mobil Corporation                                 1,297,164
     5,900   Royal Dutch Petroleum Company                             326,093
                                                                   -----------
                                                                     2,377,447
                                                                   -----------

             RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS 2.17%
    31,600   The Goodyear Tire & Rubber Company                        591,236
    11,700   Reebok International Ltd. #<F5>                           345,150
    10,500   Tupperware Corporation                                    218,295
                                                                   -----------
                                                                     1,154,681
                                                                   -----------

             STONE, CLAY, GLASS AND CONCRETE PRODUCTS 1.56%
     9,000   Engelhard Corporation                                     254,880
    29,090   United States Steel Corporation                           578,600
                                                                   -----------
                                                                       833,480
                                                                   -----------

             FABRICATED METAL PRODUCTS  0.69%
     5,400   Illinois Tool Works Inc.                                  368,820
                                                                   -----------

             INDUSTRIAL AND COMMERCIAL MACHINERY
               AND COMPUTER EQUIPMENT  5.05%
     9,500   Baker Hughes Incorporated                                 316,255
    45,850   Hewlett-Packard Company                                   700,588
     8,500   Ingersoll-Rand Company                                    388,110
     6,000   International Business
               Machines Corporation (IBM)                              432,000
    71,000   Solectron Corporation #<F5>                               436,650
     6,200   United Technologies Corporation                           420,980
                                                                   -----------
                                                                     2,694,583
                                                                   -----------

             ELECTRONIC AND OTHER ELECTRICAL
               EQUIPMENT AND COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT 3.68%
    14,100   Harris Corporation                                        510,984
    17,400   LSI Logic Corporation #<F5>                               152,250
   192,000   Lucent Technologies Inc. #<F5>                            318,720
    17,700   Micron Technology, Inc. #<F5>                             357,894
    43,100   Motorola, Inc.                                            621,502
                                                                   -----------
                                                                     1,961,350
                                                                   -----------

             TRANSPORTATION EQUIPMENT 2.82%
    13,880   The Boeing Company                                        624,600
    12,300   Delphi Corporation                                        162,360
    31,100   Ford Motor Company                                        497,600
     4,100   General Motors Corporation                                219,145
                                                                   -----------
                                                                     1,503,705
                                                                   -----------

             MEASURING, ANALYZING AND
               CONTROLLING INSTRUMENTS 3.02%
    15,100   Eastman Kodak Company                                     440,467
     8,600   Guidant Corporation #<F5>                                 259,978
     6,000   Raytheon Company                                          244,500
    95,500   Xerox Corporation #<F5>                                   665,635
                                                                   -----------
                                                                     1,610,580
                                                                   -----------

             MISCELLANEOUS MANUFACTURING
               INDUSTRIES 0.53%
    20,600   Hasbro, Inc.                                              279,336
                                                                   -----------
             Total Manufacturing                                    21,395,081
                                                                   -----------

             TRANSPORTATION,
               COMMUNICATIONS, ELECTRIC,
               GAS AND SANITARY SERVICES 21.63%

             RAILROAD TRANSPORTATION 0.65%
    11,500   Burlington Northern
               Santa Fe Corporation                                    345,000
                                                                   -----------

             TRANSPORTATION BY AIR 1.04%
    20,400   AMR Corporation #<F5>                                     343,944
    10,500   Delta Air Lines, Inc.                                     210,000
                                                                   -----------
                                                                       553,944
                                                                   -----------

             COMMUNICATIONS 11.12%
    22,200   AT&T Corp.                                                237,540
    84,000   Avaya Inc. #<F5>                                          415,800
    36,980   BellSouth Corporation                                   1,164,870
    18,800   CenturyTel, Inc.                                          554,600
    46,330   SBC Communications Inc.                                 1,413,065
    48,500   Sprint Corporation                                        514,585
    40,600   Verizon Communications Inc.                             1,630,090
                                                                   -----------
                                                                     5,930,550
                                                                   -----------

             ELECTRIC, GAS AND
               SANITARY SERVICES 8.82%
     7,700   Allegheny Energy, Inc.                                    198,275
     8,000   DTE Energy Company                                        357,120
     7,260   Duke Energy Corporation                                   225,786
    53,100   Dynergy Inc.                                              382,320
    20,500   Edison International #<F5>                                348,500
    22,000   El Paso Corporation                                       453,420
    18,650   Exelon Corporation                                        975,395
    12,500   FirstEnergy Corp.                                         417,250
    16,300   PG&E Corporation #<F5>                                    291,607
     9,350   PPL Corporation                                           309,298
     5,100   TXU Corp.                                                 262,905
    18,400   Waste Management, Inc.                                    479,320
                                                                   -----------
                                                                     4,701,196
                                                                   -----------
             Total Transportation, Communications,
               Electric, Gas and Sanitary Services                  11,530,690
                                                                   -----------

             WHOLESALE TRADE  1.76%

             WHOLESALE TRADE - DURABLE GOODS 0.48%
    11,600   Avnet, Inc. #<F5>                                         255,084
                                                                   -----------

             WHOLESALE TRADE - NON-DURABLE GOODS 1.28%
     6,800   Safeway Inc. #<F5>                                        198,492
     7,500   Unilever NV                                               486,000
                                                                   -----------
                                                                       684,492
                                                                   -----------
             Total Wholesale Trade                                     939,576
                                                                   -----------

             RETAIL TRADE 7.96%

             BUILDING MATERIALS, HARDWARE, GARDEN
               SUPPLY AND MOBILE HOME DEALERS 2.29%
    40,800   The Sherwin-Williams Company                            1,221,144
                                                                   -----------

             GENERAL MERCHANDISE STORES 0.31%
     4,400   Target Corporation                                        167,640
                                                                   -----------

             FOOD STORES 2.11%
    15,300   Albertson's, Inc.                                         466,038
    33,100   The Kroger Co.                                            658,690
                                                                   -----------
                                                                     1,124,728
                                                                   -----------

             APPAREL AND ACCESSORY STORES 0.94%
    23,700   Limited Brands                                            504,810
                                                                   -----------

             EATING AND DRINKING PLACES 1.00%
     8,600   Brinker International, Inc. #<F5>                         273,050
     9,100   McDonald's Corporation                                    258,895
                                                                   -----------
                                                                       531,945
                                                                   -----------

             MISCELLANEOUS RETAIL 1.31%
    39,900   Toys R Us, Inc. #<F5>                                     697,053
                                                                   -----------
             Total Retail Trade                                      4,247,320
                                                                   -----------

             FINANCE, INSURANCE AND
               REAL ESTATE 19.37%

             DEPOSITORY INSTITUTIONS 10.79%
    13,900   Bank of America Corporation                               978,004
    24,300   Citigroup Inc.                                            941,625
    15,300   FleetBoston Financial Corporation                         494,955
    33,600   J.P. Morgan Chase & Co.                                 1,139,712
     7,500   Mellon Financial Corporation                              235,725
     6,700   PNC Financial Services Group                              350,276
    16,300   Wachovia Corporation                                      622,334
    19,800   Wells Fargo & Company                                     991,188
                                                                   -----------
                                                                     5,753,819
                                                                   -----------

             NON-DEPOSITORY CREDIT INSTITUTIONS 0.98%
     7,800   American Express Company                                  283,296
     3,200   Fannie Mae                                                236,000
                                                                   -----------
                                                                       519,296
                                                                   -----------

             SECURITY AND COMMODITY BROKERS,
               DEALERS, EXCHANGES AND SERVICES 1.47%
     8,300   Lehman Brothers Holdings Inc.                             518,916
     6,500   Merrill Lynch & Co., Inc.                                 263,250
                                                                   -----------
                                                                       782,166
                                                                   -----------

             INSURANCE CARRIERS 5.89%
    12,300   The Allstate Corporation                                  454,854
     4,900   American National Insurance Company                       471,870
    10,100   The Hartford Financial
               Services Group, Inc.                                    600,647
    12,200   Loews Corporation                                         646,478
    23,050   The Phoenix Companies, Inc.                               422,967
    12,800   Principal Financial Group, Inc. #<F5>                     396,800
     8,400   Travelers Property Casualty Corp. #<F5>                   148,680
                                                                   -----------
                                                                     3,142,296
                                                                   -----------

             HOLDING AND OTHER INVESTMENT OFFICES 0.24%
     4,300   Post Properties, Inc.                                     129,688
                                                                   -----------

             Total Finance, Insurance
               and Real Estate                                      10,327,265
                                                                   -----------

             SERVICES 3.48%
             HOTELS, ROOMING HOUSES, CAMPS AND
               OTHER LODGING PLACES 0.48%
     7,700   Starwood Hotels &
               Resorts Worldwide, Inc.                                 253,253
                                                                   -----------

             PERSONAL SERVICES 0.85%
    94,100   Service Corporation International #<F5>                   454,503
                                                                   -----------

             BUSINESS SERVICES 1.72%
     4,700   NCR Corporation #<F5>                                     162,620
    59,000   Unisys Corporation #<F5>                                  531,000
     5,100   WPP Group PLC                                             224,813
                                                                   -----------
                                                                       918,433
                                                                   -----------

             MOTION PICTURES 0.43%
    12,100   The Walt Disney Company                                   228,690
                                                                   -----------
             Total Services                                          1,854,879
                                                                   -----------
             TOTAL COMMON STOCK
               (COST $53,897,837)                                   50,658,756
                                                                   -----------

             SHORT-TERM INVESTMENTS 4.08%

             MONEY MARKET FUND 4.08%
 2,175,258   Federated Prime Obligations Fund                        2,175,258
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $2,175,258)                                     2,175,258
                                                                   -----------
             TOTAL INVESTMENTS 99.09%
               (COST $56,073,095)                                   52,834,014
                                                                   -----------
             OTHER ASSETS, LESS LIABILITIES 0.91%                      483,313
                                                                   -----------
             NET ASSETS 100%                                       $53,317,327
                                                                   -----------
                                                                   -----------

#<F5>  Non-income producing security.

                       See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
PERFORMANCE DATA

                   TOTAL RETURN BASED ON A $10,000 INVESTMENT

               AssetMark                                       Lipper
             Small/Mid Cap     S&P 500     Russell 2500   Small-Cap Growth
   Date       Growth Fund       Index      Growth Index      Funds Index
   ----       -----------       -----      ------------      -----------
 6/29/2001     $10,000.00     $10,000.00    $10,000.00       $10,000.00
 9/30/2001      $7,170.00      $8,532.00     $7,293.00        $7,497.00
12/31/2001      $9,300.00      $9,444.00     $9,182.00        $9,195.00
 3/31/2002      $8,960.00      $9,471.00     $8,911.00        $9,063.00
 6/30/2002      $7,200.00      $8,201.00     $7,429.00        $7,840.00

This chart assumes an initial gross investment of $10,000 made on 6/29/01 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

S&P 500 INDEX - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

RUSSELL 2500 GROWTH INDEX - An unmanaged index which measures the performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER SMALL-CAP GROWTH FUNDS INDEX - An unmanaged index which measures the composite performance of the 30 largest "small-cap growth" mutual funds, as categorized by Lipper Inc.

TOTAL RETURN (FOR THE PERIOD ENDED JUNE 30, 2002)
-------------------------------------------------
                                                              SINCE INCEPTION
                                                              ---------------
AssetMark Small/Mid Cap Growth Fund                               -28.00%
S&P 500 Index                                                     -17.99%
Russell 2500 Growth Index                                         -25.71%
Lipper Small-Cap Growth Funds Index                               -21.60%

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2002

NUMBER OF                                                             MARKET
  SHARES                                                              VALUE
---------                                                             -----
             COMMON STOCK 94.14%

             MANUFACTURING 26.19%

             CHEMICALS AND ALLIED PRODUCTS 5.89%
   4,100     Andrx Group #<F6>                                     $   110,577
   8,750     Axcan Pharma Inc. #<F6>                                   130,725
   4,100     Genentech, Inc. #<F6>                                     137,350
   7,450     Gilead Sciences, Inc. #<F6>                               244,956
  27,125     Large Scale Biology Corp. #<F6>                            59,133
   1,700     MedImmune, Inc. #<F6>                                      44,880
   2,050     Vertex Pharmaceuticals Incorporated #<F6>                  33,374
                                                                   -----------
                                                                       760,995
                                                                   -----------

             STONE, CLAY, GLASS AND
               CONCRETE PRODUCTS 0.85%
   4,000     Gentex Corporation #<F6>                                  109,880
                                                                   -----------

             PRIMARY METAL INDUSTRIES 0.53%
   2,950     Matthews International Corporation                         68,883
                                                                   -----------

             ELECTRONIC AND OTHER ELECTRICAL
               EQUIPMENT AND COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT 15.09%
   5,000     Altera Corporation #<F6>                                   68,000
   9,350     Applied Micro Circuits Corporation #<F6>                   44,226
   4,440     CIENA Corporation #<F6>                                    18,604
  20,300     Harmonic Inc. #<F6>                                        74,278
   4,111     Harris Corporation                                        148,983
   3,204     Intersil Corporation #<F6>                                 68,502
  11,600     Maxim Integrated Products, Inc. #<F6>                     444,628
   3,175     Micrel, Incorporated #<F6>                                 45,657
   4,287     Microchip Technology Incorporated #<F6>                   117,592
   7,550     Network Appliance, Inc. #<F6>                              93,922
   1,700     Novellus Systems, Inc. #<F6>                               57,800
   4,000     Openwave Systems Inc. #<F6>                                22,440
   5,225     OSI Systems, Inc. #<F6>                                   103,612
   8,625     Powerwave Technologies, Inc. #<F6>                         79,005
   5,350     Research In Motion Limited #<F6>                           60,883
   1,975     Semtech Corporation #<F6>                                  52,732
   3,400     Silicon Laboratories Inc. #<F6>                            92,004
   5,850     Sonus Networks, Inc. #<F6>                                 11,817
  15,350     Xilinx, Inc. #<F6>                                        344,300
                                                                   -----------
                                                                     1,948,985
                                                                   -----------

             MEASURING, ANALYZING AND
               CONTROLLING INSTRUMENTS 3.83%
  27,950     CardioDynamics International
               Corporation #<F6>                                       103,974
   2,350     Cerus Corporation #<F6>                                    79,618
   7,200     Integra LifeSciences Holdings #<F6>                       156,600
   5,250     ResMed Inc. #<F6>                                         154,350
                                                                   -----------
                                                                       494,542
                                                                   -----------
             Total Manufacturing                                     3,383,285
                                                                   -----------

             TRANSPORTATION,
               COMMUNICATIONS, ELECTRIC,
               GAS AND SANITARY SERVICES 14.39%

             TRANSPORTATION BY AIR 1.98%
   7,000     Atlantic Coast Airlines Holdings, Inc. #<F6>              151,900
   3,000     Ryanair Holdings PLC #<F6>                                104,613
                                                                   -----------
                                                                       256,513
                                                                   -----------

             TRANSPORTATION SERVICES 2.07%
   3,975     C.H. Robinson Worldwide, Inc.                             133,282
   2,150     Expedia, Inc. - Class A#<F6>                              127,473
     211     Expedia, Inc. - Warrant#<F6>                                6,119
                                                                   -----------
                                                                       266,874
                                                                   -----------

             COMMUNICATIONS 10.34%
   4,450     Cablevision Systems
               Corporation-Rainbow Media Group #<F6>                    38,937
   3,750     Cablevision Systems
               New York Group #<F6>                                     35,475
   3,400     Clear Channel Communications, Inc. #<F6>                  108,868
   5,600     Cox Radio, Inc. #<F6>                                     134,960
  21,000     Crown Castle International Corp. #<F6>                     82,530
  12,300     EchoStar Communications
               Corporation #<F6>                                       228,288
   4,475     Emmis Communications Corporation #<F6>                     94,825
   5,600     Entravision Communications
               Corporation #<F6>                                        68,600
   2,550     Global Payments Inc.                                       75,862
   4,900     Hispanic Broadcasting Corporation #<F6>                   127,890
  11,550     Mediacom Communications
               Corporation #<F6>                                        89,974
   7,950     Univision Communications Inc. #<F6>                       249,630
                                                                   -----------
                                                                     1,335,839
                                                                   -----------
             Total Transportation, Communications,
               Electric, Gas and Sanitary Services                   1,859,226
                                                                   -----------

             WHOLESALE TRADE   4.11%

             WHOLESALE TRADE - DURABLE GOODS 1.97%
   5,800     Insight Enterprises, Inc. #<F6>                           146,102
   4,675     Knight Transportation, Inc. #<F6>                         108,413
                                                                   -----------
                                                                       254,515
                                                                   -----------

             WHOLESALE TRADE - NON-DURABLE GOODS 2.14%
   9,200     Airgas, Inc. #<F6>                                        159,160
   6,950     Daisytek International Corporation #<F6>                  117,872
                                                                   -----------
                                                                       277,032
                                                                   -----------
             Total Wholesale Trade                                     531,547
                                                                   -----------

             RETAIL TRADE 11.91%

             BUILDING MATERIALS, HARDWARE, GARDEN
               SUPPLY AND MOBILE HOME DEALERS 1.21%
   4,075     Fastenal Company                                          156,928
                                                                   -----------

             FOOD STORES 0.87%
   2,325     Whole Foods Market, Inc. #<F6>                            112,112
                                                                   -----------

             HOME FURNITURE, FURNISHINGS
               AND EQUIPMENT STORES 4.55%
  10,700     Bed Bath & Beyond Inc. #<F6>                              403,818
   6,000     Williams-Sonoma, Inc. #<F6>                               183,960
                                                                   -----------
                                                                       587,778
                                                                   -----------

             EATING AND DRINKING PLACES 0.73%
   3,000     AFC Enterprises, Inc. #<F6>                                93,750
                                                                   -----------

             MISCELLANEOUS RETAIL 4.55%
   6,400     Amazon.com, Inc. #<F6>                                    104,000
   7,850     eBay Inc. #<F6>                                           483,717
                                                                   -----------
                                                                       587,717
                                                                   -----------
             Total Retail Trade                                      1,538,285
                                                                   -----------

             FINANCE, INSURANCE
               AND REAL ESTATE 5.83%

             DEPOSITORY INSTITUTIONS 2.65%
   4,850     Boston Private Financial Holdings, Inc.                   119,989
   4,825     Euronet Worldwide, Inc. #<F6>                              77,152
   4,300     Investors Financial Services Corp.                        144,222
                                                                   -----------
                                                                       341,363
                                                                   -----------

             SECURITY AND COMMODITY BROKERS,
               DEALERS, EXCHANGES AND SERVICES 1.69%
   3,200     SEI Investments Company                                    90,144
   3,900     T. Rowe Price Group Inc.                                  128,232
                                                                   -----------
                                                                       218,376
                                                                   -----------

             INSURANCE CARRIERS 1.49%
     800     Cincinnati Financial Corporation                           37,224
   5,900     HCC Insurance Holdings, Inc.                              155,465
                                                                   -----------
                                                                       192,689
                                                                   -----------
             Total Finance, Insurance and Real Estate                  752,428
                                                                   -----------

             SERVICES 31.71%

             PERSONAL SERVICES 2.08%
   6,175     FirstService Corporation #<F6>                            156,042
   4,000     Regis Corporation                                         108,076
     100     Weight Watchers International, Inc. #<F6>                   4,344
                                                                   -----------
                                                                       268,462
                                                                   -----------

             BUSINESS SERVICES 14.46%
   5,400     Activision, Inc. #<F6>                                    156,924
   9,225     Administaff, Inc. #<F6>                                    92,250
   6,050     Agile Software Corporation #<F6>                           43,984
   5,500     The BISYS Group, Inc. #<F6>                               183,150
   5,800     CheckFree Corp. #<F6>                                      90,712
   1,250     Hotels.com #<F6>                                           52,788
   4,112     Iron Mountain Incorporated #<F6>                          126,855
   7,100     Juniper Networks, Inc. #<F6>                               40,115
  15,075     OPNET Technologies, Inc. #<F6>                            135,072
   8,250     Overture Services, Inc. #<F6>                             206,085
   4,250     Rational Software Corporation #<F6>                        34,893
   2,600     Robert Half International Inc. #<F6>                       60,580
  15,350     Siebel Systems, Inc. #<F6>                                218,277
   4,375     SkillSoft Corporation #<F6>                                34,344
   6,550     StarTek, Inc. #<F6>                                       175,147
   2,200     Symantec Corporation #<F6>                                 72,270
   9,750     Yahoo! Inc. #<F6>                                         143,910
                                                                   -----------
                                                                     1,867,356
                                                                   -----------

             AMUSEMENT AND
               RECREATION SERVICES 3.30%
   4,175     Speedway Motorsports, Inc. #<F6>                          106,170
   9,600     Westwood One, Inc. #<F6>                                  320,832
                                                                   -----------
                                                                       427,002
                                                                   -----------

             HEALTH SERVICES 4.37%
   4,900     AmeriPath, Inc. #<F6>                                     117,600
   6,500     Dynacare Inc. #<F6>                                       142,935
   1,500     Express Scripts, Inc. #<F6>                                75,165
   5,350     Human Genome Sciences, Inc. #<F6>                          71,690
  10,275     Radiologix, Inc. #<F6>                                    156,694
                                                                   -----------
                                                                       564,084
                                                                   -----------

             LEGAL SERVICES 0.90%
   5,850     Pre-Paid Legal Services, Inc. #<F6>                       116,415
                                                                   -----------

             EDUCATIONAL SERVICES 3.21%
   5,250     DeVry, Inc. #<F6>                                         119,910
   3,425     Education Management Corporation #<F6>                    139,500
  17,000     The Princeton Review, Inc. #<F6>                          155,380
                                                                   -----------
                                                                       414,790
                                                                   -----------

             ENGINEERING, ACCOUNTING, RESEARCH,
               MANAGEMENT AND RELATED SERVICES 3.39%
   7,000     Applera Corporation - Celera
               Genomics Group #<F6>                                     84,000
   7,680     Kroll Inc. #<F6>                                          161,126
   6,150     Paychex, Inc.                                             192,433
                                                                   -----------
                                                                       437,559
                                                                   -----------
             Total Services                                          4,095,668
                                                                   -----------
             TOTAL COMMON STOCK
               (COST $14,048,483)                                   12,160,439
                                                                   -----------

             SHORT-TERM INVESTMENTS 6.47%

             MONEY MARKET FUND 6.47%
 835,190     Federated Prime Obligations Fund                          835,190
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $835,190)                                         835,190
                                                                   -----------
             TOTAL INVESTMENTS 100.61%
               (COST $14,883,673)                                   12,995,629
                                                                   -----------
             LIABILITIES, LESS OTHER
               ASSETS (0.61%)                                          (78,458)
                                                                   -----------
             NET ASSETS 100%                                       $12,917,171
                                                                   -----------
                                                                   -----------

#<F6>  Non-income producing security.

                       See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
PERFORMANCE DATA

                   TOTAL RETURN BASED ON A $10,000 INVESTMENT

              AssetMark Small/Mid       Russell 2500      Lipper Small-Cap
    Date         Cap Value Fund         Value Index      Value Funds Index
    ----         --------------         -----------      -----------------
  6/29/2001        $10,000.00            $10,000.00          $10,000.00
  9/30/2001         $8,840.00             $8,755.00           $8,560.00
 12/31/2001        $10,330.00            $10,179.00          $10,148.00
  3/31/2002        $10,990.00            $11,045.00          $10,959.00
  6/30/2002        $10,150.00            $10,659.00          $10,510.00

This chart assumes an initial gross investment of $10,000 made on 6/29/01 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

RUSSELL 2500 VALUE INDEX - An unmanaged index which measures the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index is an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER SMALL-CAP VALUE FUNDS INDEX - An unmanaged index which measures the composite performance of the 30 largest "small-cap value" mutual funds, as categorized by Lipper Inc.

TOTAL RETURN (FOR THE PERIOD ENDED JUNE 30, 2002)
-------------------------------------------------
                                                              SINCE INCEPTION
                                                              ---------------
AssetMark Small/Mid Cap Value Fund                                  1.50%
Russell 2500 Value Index                                            6.59%
Lipper Small-Cap Value Funds Index                                  5.10%

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2002

NUMBER OF                                                             MARKET
  SHARES                                                              VALUE
---------                                                             -----
             COMMON STOCK 94.86%

             MINING 1.23%

             COAL MINING 0.61%
   3,800     CONSOL Energy Inc.                                    $    80,750
                                                                   -----------

             OIL AND GAS EXTRACTION 0.62%
   2,900     Forest Oil Corporation #<F7>                               82,447
                                                                   -----------
             Total Mining                                              163,197
                                                                   -----------

             CONSTRUCTION 0.30%

             BUILDING, CONSTRUCTION, GENERAL
               CONTRACTORS AND OPERATIVE BUILDERS 0.30%
     700     Centex Corporation                                         40,453
                                                                   -----------
             Total Construction                                         40,453
                                                                   -----------

             MANUFACTURING 35.18%

             FOOD AND KINDRED PRODUCTS 2.04%
  10,550     McCormick & Company, Incorporated                         271,662
                                                                   -----------

             TEXTILE MILL PRODUCTS 2.03%
   3,700     Jones Apparel Group, Inc. #<F7>                           138,750
   9,200     Tommy Hilfiger Corporation #<F7>                          131,744
                                                                   -----------
                                                                       270,494
                                                                   -----------

             FURNITURE AND FIXTURES 2.14%
   6,200     Herman Miller, Inc.                                       125,860
     700     Hillendbrand Industries, Inc.                              39,305
   5,100     Leggett & Platt, Incorporated                             119,340
                                                                   -----------
                                                                       284,505
                                                                   -----------

             PAPER AND ALLIED PRODUCTS 0.24%
   1,600     Packaging Corp of America #<F7>                            31,824
                                                                   -----------

             PRINTING, PUBLISHING
               AND ALLIED INDUSTRIES 5.64%
   3,200     Harte-Hanks, Inc.                                          65,760
   5,325     Lee Enterprises, Incorporated                             186,375
   4,075     The McClatchy Company                                     261,819
   3,100     Tribune Company                                           134,850
   2,800     Valassis Communications, Inc. #<F7>                       102,200
                                                                   -----------
                                                                       751,004
                                                                   -----------

             CHEMICALS AND ALLIED PRODUCTS 6.21%
   6,700     Agrium Inc.                                                62,980
   4,150     Avery Dennison Corporation                                260,412
   3,500     The Clorox Company                                        144,725
   7,225     The Dial Corporation                                      144,645
   5,300     Georgia Gulf Corporation                                  140,132
   2,300     Invitrogen Corporation #<F7>                               73,623
                                                                   -----------
                                                                       826,517
                                                                   -----------

             PETROLEUM, REFINING AND RELATED INDUSTRIES 0.33%
   1,700     Premcor Inc. #<F7>                                         43,724
                                                                   -----------

             RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS 1.57%
  10,000     Royal Group Technologies Limited #<F7>                    209,600
                                                                   -----------

             FABRICATED METAL PRODUCTS  1.36%
   3,225     Fortune Brands, Inc.                                      180,600
                                                                   -----------

             INDUSTRIAL AND COMMERCIAL MACHINERY
               AND COMPUTER EQUIPMENT 3.88%
   3,975     The Black & Decker Corporation                            191,595
   2,925     IDEX Corporation                                           97,987
   3,575     Pitney Bowes Inc.                                         141,999
  10,000     Symbol Technologies, Inc.                                  85,000
                                                                   -----------
                                                                       516,581
                                                                   -----------

             ELECTRONIC AND OTHER ELECTRICAL
               EQUIPMENT AND COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT 3.51%
   3,450     Energizer Holdings, Inc. #<F7>                             94,599
  14,200     Gemstar - TV Guide International, Inc. #<F7>               76,538
   1,700     L-3 Communications Holdings, Inc. #<F7>                    91,800
   6,500     Rockwell Collins, Inc.                                    178,230
   1,400     Thomas & Betts Corporation #<F7>                           26,040
                                                                   -----------
                                                                       467,207
                                                                   -----------

             MEASURING, ANALYZING AND
               CONTROLLING INSTRUMENTS 5.11%
   3,175     Bausch & Lomb Incorporated                                107,474
   3,300     C.R. Bard, Inc.                                           186,714
   3,500     Invacare Corporation                                      129,500
   1,800     Millipore Corporation #<F7>                                57,564
  10,750     Sybron Dental Specialties, Inc. #<F7>                     198,875
                                                                   -----------
                                                                       680,127
                                                                   -----------

             MISCELLANEOUS MANUFACTURING INDUSTRIES 1.12%
  10,975     Hasbro, Inc.                                              148,821
                                                                   -----------
             Total Manufacturing                                     4,682,666
                                                                   -----------

             TRANSPORTATION,
               COMMUNICATIONS, ELECTRIC,
               GAS AND SANITARY SERVICES 6.18%

             MOTOR FREIGHT TRANSPORTATION
               AND WAREHOUSING 0.88%
   3,100     CNF Inc.                                                  117,738
                                                                   -----------

             COMMUNICATIONS 2.65%
   5,900     AirGate PCS, Inc. #<F7>                                     5,900
   4,400     Cablevision Systems
               New York Group #<F7>                                     41,624
   6,400     Cablevision Systems
               Corporation-Rainbow Media Group #<F7>                    56,000
   5,650     CenturyTel, Inc.                                          166,675
  10,600     Mediacom
               Communications Corporation #<F7>                         82,574
                                                                   -----------
                                                                       352,773
                                                                   -----------

             ELECTRIC, GAS AND SANITARY SERVICES 2.65%
   4,800     ALLETE, Inc.                                              130,080
   1,900     PG&E Corporation #<F7>                                     33,991
   4,700     PPL Corporation                                           155,476
   4,200     Sierra Pacific Resources                                   32,760
                                                                   -----------
                                                                       352,307
                                                                   -----------
             Total Transportation, Communications,
               Electric, Gas and Sanitary Services                     822,818
                                                                   -----------

             WHOLESALE TRADE  2.64%

             WHOLESALE TRADE - DURABLE GOODS 2.64%
   7,950     Apogent Technologies Inc. #<F7>                           163,532
  11,800     IKON Office Solutions, Inc.                               110,920
   5,400     Visteon Corporation                                        76,680
                                                                   -----------
                                                                       351,132
                                                                   -----------
             Total Wholesale Trade                                     351,132
                                                                   -----------

             RETAIL TRADE 9.47%

             GENERAL MERCHANDISE STORES 1.98%
   6,900     Dollar General Corporation                                131,307
   3,825     The Neiman Marcus Group, Inc.                             132,727
                                                                   -----------
                                                                       264,034
                                                                   -----------

             AUTOMOTIVE DEALERS AND
               GASOLINE SERVICE STATIONS 1.13%
  10,400     AutoNation, Inc. #<F7>                                    150,800
                                                                   -----------

             EATING AND DRINKING PLACES 0.61%
   2,300     The Talbots, Inc.                                          80,500
                                                                   -----------

             EATING AND DRINKING PLACES 2.92%
   3,400     AFC Enterprises, Inc. #<F7>                               106,250
   6,800     ARAMARK Corporation #<F7>                                 170,000
   3,200     Outback Steakhouse, Inc. #<F7>                            112,320
                                                                   -----------
                                                                       388,570
                                                                   -----------

             MISCELLANEOUS RETAIL 2.83%
   2,600     Dollar Tree Stores, Inc. #<F7>                            102,466
  15,700     Toys R Us, Inc. #<F7>                                     274,279
                                                                   -----------
                                                                       376,745
                                                                   -----------
             Total Retail Trade                                      1,260,649
                                                                   -----------

             FINANCE, INSURANCE
               AND REAL ESTATE 21.61%

             DEPOSITORY INSTITUTIONS 3.11%
   5,900     Huntington Bancshares Incorporated                        114,578
   6,300     North Fork Bancorporation, Inc.                           250,803
   1,000     TCF Financial Corporation                                  49,100
                                                                   -----------
                                                                       414,481
                                                                   -----------

             NON-DEPOSITORY CREDIT INSTITUTIONS 0.92%
   3,700     MBNA Corporation                                          122,359
                                                                   -----------

             SECURITY AND COMMODITY BROKERS,
               DEALERS, EXCHANGES AND SERVICES 3.71%
   1,400     The Bear Stearns Companies Inc.                            85,680
   2,900     Federated Investors, Inc.                                 100,253
   3,300     Franklin Resources, Inc.                                  140,712
   5,075     T. Rowe Price Group Inc.                                  166,866
                                                                   -----------
                                                                       493,511
                                                                   -----------

             INSURANCE CARRIERS 9.54%
   3,500     Allmerica Financial Corporation                           161,700
   3,700     Everest Re Group, Ltd.                                    207,015
   4,900     HCC Insurance Holdings, Inc.                              129,115
   5,150     Horace Mann Educators Corporation                          96,151
     675     Markel Corporation #<F7>                                  132,975
   4,300     MBIA Inc.                                                 243,079
   2,500     Oxford Health Plans, Inc. #<F7>                           116,150
   2,175     XL Capital Ltd.                                           184,222
                                                                   -----------
                                                                     1,270,407
                                                                   -----------

             INSURANCE AGENTS, BROKERS
               AND SERVICE 1.21%
   4,900     Willis Group Holdings Limited #<F7>                       161,259
                                                                   -----------

             HOLDING AND OTHER
               INVESTMENT OFFICES 3.12%
   6,000     iStar Financial Inc.                                      171,000
   7,400     The Rouse Company                                         244,200
                                                                   -----------
                                                                       415,200
                                                                   -----------
             Total Finance, Insurance
               and Real Estate                                       2,877,217
                                                                   -----------

             SERVICES 18.25%

             HOTELS, ROOMING HOUSES, CAMPS
               AND OTHER LODGING PLACES 0.23%
   1,900     Extended Stay America, Inc. #<F7>                          30,818
                                                                   -----------

             PERSONAL SERVICES 0.71%
   2,050     H&R Block, Inc.                                            94,607
                                                                   -----------

             BUSINESS SERVICES 12.50%
   3,100     ADVO, Inc.                                                118,017
   3,100     Brady Corporation                                         108,500
   8,675     Cendant Corporation #<F7>                                 137,759
   5,900     Ceridian Corporation #<F7>                                111,982
   3,975     Certegy Inc. #<F7>                                        147,512
   7,250     Equifax Inc.                                              195,750
     185     Grey Global Group Inc.                                    127,652
   5,810     The Interpublic Group
               of Companies, Inc.                                      143,856
   4,300     Manpower Inc.                                             158,025
   5,450     SunGard Data Systems Inc. #<F7>                           144,316
   6,600     Sybase, Inc. #<F7>                                         69,630
   7,700     Viad Corp                                                 200,200
                                                                   -----------
                                                                     1,663,199
                                                                   -----------

             MOTION PICTURES 0.72%
   8,200     Metro-Goldwyn-Mayer Inc. #<F7>                             95,940
                                                                   -----------

             HEALTH SERVICES 0.70%
   4,000     Edwards Lifesciences Corporation #<F7>                     92,800
                                                                   -----------

             ENGINEERING, ACCOUNTING, RESEARCH,
               MANAGEMENT AND RELATED SERVICES 2.18%
   8,000     KPMG Consulting Inc. #<F7>                                118,880
   2,000     Ribapharm Inc. #<F7>                                       18,180
  11,200     The ServiceMaster Company                                 153,664
                                                                   -----------
                                                                       290,724
                                                                   -----------

             SERVICES 1.21%
   4,875     The Dun & Bradstreet Corporation #<F7>                    161,119
                                                                   -----------
             Total Services                                          2,429,207
                                                                   -----------
             TOTAL COMMON STOCK
               (COST $12,367,939)                                   12,627,339
                                                                   -----------

             SHORT-TERM INVESTMENTS 6.29%

             MONEY MARKET FUND 6.29%
 837,575     Federated Prime Obligations Fund                          837,575
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $837,575)                                         837,575
                                                                   -----------
             TOTAL INVESTMENTS 101.15%
               (COST $13,205,514)                                   13,464,914
                                                                   -----------
             LIABILITIES, LESS OTHER ASSETS (1.15%)                   (153,730)
                                                                   -----------
             NET ASSETS 100%                                       $13,311,184
                                                                   -----------
                                                                   -----------

#<F7> Non-income producing security

                       See notes to financial statements.

AssetMark International Equity Fund
PERFORMANCE DATA

                   TOTAL RETURN BASED ON A $10,000 INVESTMENT

                                      Morgan Stanley
                     AssetMark            Capital            Lipper
                   International       International     International
        Date        Equity Fund         EAFE Index        Funds Index
        ----        -----------         ----------        -----------
      6/29/2001      $10,000.00         $10,000.00        $10,000.00
      9/30/2001       $8,630.00          $8,605.00         $8,504.00
     12/31/2001       $9,460.00          $9,206.00         $9,222.00
      3/31/2002       $9,331.00          $9,258.00         $9,448.00
      6/30/2002       $8,960.00          $9,078.00         $9,269.00

This chart assumes an initial gross investment of $10,000 made on 6/29/01 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX - An unmanaged market-capitalization-weighted index composed of companies representative of the market structure of 20 Developed Market countries in Europe, Australia, Asia and the Far East.

LIPPER INTERNATIONAL FUNDS INDEX - An unmanaged index which measures the composite performance of the 30 largest "international" mutual funds, as categorized by Lipper Inc.

TOTAL RETURN (FOR THE PERIOD ENDED JUNE 30, 2002)
-------------------------------------------------
                                                              SINCE INCEPTION
                                                              ---------------
AssetMark International Equity Fund                               -10.40%
Morgan Stanley Capital International EAFE Index                    -9.22%
Lipper International Funds Index                                   -7.31%

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2002

NUMBER OF                                                             MARKET
  SHARES                                                              VALUE
---------                                                             -----
             COMMON STOCKS 93.95%*<F8>

             BRITAIN 27.10%
    34,400   Amvescap PLC                                          $   565,880
    20,600   AstraZeneca PLC                                           844,600
    64,077   Barclays PLC                                            2,160,036
    17,600   BP PLC                                                    888,624
    12,301   BT Group PLC                                              468,914
    52,463   Cadbury Schweppes PLC                                   1,583,333
    32,626   Diageo PLC                                              1,685,133
    14,755   Gallaher Group PLC                                        551,099
    28,700   GlaxoSmithKline PLC                                     1,238,118
    27,860   HSBC Holdings PLC                                       1,621,452
    11,150   Lloyds TSB Group PLC                                      446,557
     7,204   Rio Tinto PLC                                             533,096
     7,867   Signet Group PLC                                          347,493
    68,826   Six Continents PLC                                        718,543
     4,654   Smith & Nephew PLC                                        262,951
    31,800   Unilever PLC                                            1,161,336
    10,307   WPP Group PLC                                             454,343
                                                                   -----------
                                                                    15,531,508
                                                                   -----------

             DENMARK 2.08%
    32,600   Danske Bank A/S                                           600,277
    18,059   Novo Nordisk A/S                                          594,141
                                                                   -----------
                                                                     1,194,418
                                                                   -----------

             FINLAND 1.75%
    69,100   Nokia Oyj                                               1,000,568
                                                                   -----------

             FRANCE 13.70%
    94,200   Alcatel SA                                                669,762
    26,118   Aventis SA                                              1,839,491
    48,200   Axa                                                       875,794
    72,811   LVMH Moet Hennessy
               Louis Vuitton SA                                        734,663
    66,500   Societe Generale                                          876,131
    17,605   Technip-Coflexip SA #<F9>                                 466,533
    29,557   TotalFinaElf SA                                         2,391,161
                                                                   -----------
                                                                     7,853,535
                                                                   -----------

             GERMANY 3.11%
    12,800   Deutsche Bank AG                                          889,728
    15,000   Siemens AG                                                891,000
                                                                   -----------
                                                                     1,780,728
                                                                   -----------

             HONG KONG 0.86%
    33,628   China Mobile (Hong Kong) Limited #<F9>                    491,641
                                                                   -----------

             IRELAND 2.59%
    18,619   Bank of Ireland                                           924,806
    33,681   CRH PLC                                                   558,094
                                                                   -----------
                                                                     1,482,900
                                                                   -----------

             ITALY 4.58%
    13,650   Benetton Group SPA                                        317,772
    21,209   ENI SPA                                                 1,696,720
    30,300   Sanpaolo IMI SPA                                          607,515
                                                                   -----------
                                                                     2,622,007
                                                                   -----------

             JAPAN 10.48%
    34,364   Canon Inc.                                              1,299,990
    18,752   Eisai Co., Ltd.                                           481,880
    29,737   Honda Motor Co., Ltd.                                     615,853
    12,541   Ito-Yokado Co., Ltd.                                      620,792
     2,700   Kao Corporation                                           621,746
    27,518   Nintendo Co., Ltd.                                        504,243
    45,323   Nomura Holdings, Inc.                                     666,248
     6,526   Secom Co., Ltd.                                           640,316
    10,457   Sony Corporation                                          555,267
                                                                   -----------
                                                                     6,006,335
                                                                   -----------

             MEXICO 0.65%
    11,605   Telefonos de Mexico
               SA de CV (Telmex)                                       372,288
                                                                   -----------

             NETHERLANDS 9.29%
    47,400   ABN AMRO Holding NV                                       856,518
    45,200   Aegon NV                                                  919,820
    20,300   Heineken NV                                               890,969
    35,300   ING Groep NV                                              897,679
    22,188   Royal Dutch Petroleum Company                           1,226,331
    23,541   TPG NV                                                    532,733
                                                                   -----------
                                                                     5,324,050
                                                                   -----------

             SINGAPORE 1.31%
    26,670   DBS Group Holdings Limited                                748,755
                                                                   -----------

             SOUTH KOREA 1.45%
    16,951   Kookmin Bank #<F9>                                        833,142
                                                                   -----------

             SPAIN 2.01%
    80,265   Endesa, SA                                              1,149,395
                                                                   -----------

             SWEDEN 0.80%
    36,005   ForeningsSparbanken
               AB (Swedbank)                                           456,421
                                                                   -----------

             SWITZERLAND 11.55%
    31,328   Nestle SA                                               1,826,219
    47,585   Novartis AG                                             2,085,651
     8,572   Swiss Re                                                  838,099
    37,496   UBS AG                                                  1,870,675
                                                                   -----------
                                                                     6,620,644
                                                                   -----------

             TAIWAN 0.64%
    28,147   Taiwan Semiconductor Manufacturing
               Company Ltd. #<F9>                                      365,908
                                                                   -----------
             TOTAL COMMON STOCK
               (COST $54,121,626)                                   53,834,243
                                                                   -----------

             SHORT-TERM INVESTMENTS 6.09%

             MONEY MARKET FUND 6.09%
 3,487,736   Federated Prime Obligations Fund                        3,487,736
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $3,487,736)                                     3,487,736
                                                                   -----------
             TOTAL INVESTMENTS 100.04%
               (COST $57,609,362)                                   57,321,979
                                                                   -----------
             LIABILITIES, LESS OTHER
               ASSETS (0.04)%                                          (20,581)
                                                                   -----------
             NET ASSETS 100%                                       $57,301,398
                                                                   -----------
                                                                   -----------

 *<F8>    All common stocks listed are American Depository Receipts (ADRs).
 #<F9>    Non-income producing security.

                       See notes to financial statements.

AssetMark Real Estate Securities Fund
PERFORMANCE DATA

                   TOTAL RETURN BASED ON A $10,000 INVESTMENT

                    AssetMark                              Lipper
                   Real Estate          Wilshire         Real Estate
     Date        Securities Fund       REIT Index        Funds Index
     ----        ---------------       ----------        -----------
   6/29/2001        $10,000.00         $10,000.00        $10,000.00
   9/30/2001         $9,960.00          $9,760.00         $9,644.00
  12/31/2001        $10,250.00         $10,238.00        $10,134.00
   3/31/2002        $10,927.00         $11,095.00        $10,975.00
   6/30/2002        $11,460.00         $11,606.00        $11,466.00

This chart assumes an initial gross investment of $10,000 made on 6/29/01 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

WILSHIRE REIT INDEX - An unmanaged index considered representative of U.S. publicly traded Real Estate Investment Trusts.

LIPPER REAL ESTATE FUNDS INDEX - An unmanaged index which measures the composite performance of the 30 largest "real estate" mutual funds, as categorized by Lipper Inc.

TOTAL RETURN (FOR THE PERIOD ENDED JUNE 30, 2002)
-------------------------------------------------
                                                              SINCE INCEPTION
                                                              ---------------
AssetMark Real Estate Securities Fund                              14.60%
Wilshire REIT Index                                                16.05%
Lipper Real Estate Funds Index                                     14.66%

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
June 30, 2002

NUMBER OF                                                             MARKET
  SHARES                                                              VALUE
---------                                                             -----
             REAL ESTATE INVESTMENT TRUSTS 96.06%

             APARTMENTS 27.11%
   3,200     Amli Residential Properties Trust                     $    83,200
   9,280     Apartment Investment &
               Management Company                                      456,576
  25,665     Archstone-Smith Trust                                     685,256
   9,140     Avalonbay Communities, Inc.                               426,838
   7,020     BRE Properties, Inc.                                      218,392
   5,860     Camden Property Trust                                     216,996
  31,390     Equity Residential                                        902,462
   2,830     Essex Property Trust, Inc.                                154,801
   2,660     Gables Residential Trust                                   84,934
   6,310     Home Properties of New York, Inc.                         239,401
   1,470     Post Properties, Inc.                                      44,335
   2,830     Summit Properties Inc.                                     66,080
  16,910     United Dominion Realty Trust, Inc.                        266,333
                                                                   -----------
                                                                     3,845,604
                                                                   -----------

             DIVERSIFIED 10.47%
   2,620     Colonial Properties Trust                                 102,049
   7,270     Duke Realty Corporation                                   210,467
   8,570     Liberty Property Trust                                    299,950
  17,360     Vornado Realty Trust                                      802,032
   2,460     Washington Real Estate
               Investment Trust                                         71,094
                                                                   -----------
                                                                     1,485,592
                                                                   -----------

             OFFICE PROPERTY 26.80%
   4,160     Alexandria Real Estate Equities, Inc.                     205,254
  10,590     Arden Realty, Inc.                                        301,285
   9,190     Boston Properties, Inc.                                   367,141
   5,840     Brandywine Realty Trust                                   151,256
   7,300     CarrAmerica Realty Corporation                            225,205
   6,720     Cousins Properties, Inc.                                  166,387
   8,730     Crescent Real Estate
               Equities Company                                        163,251
  37,810     Equity Office Properties Trust                          1,138,081
   3,500     Glenborogh Realty Trust Incorporated                       82,950
   1,200     Highwoods Properties, Inc.                                 31,200
   1,490     Kilroy Realty Corporation                                  39,858
   6,780     Mack-Cali Realty Corporation                              238,317
   5,700     Prentiss Properties Trust                                 180,975
  11,030     Reckson Associates
               Realty Corporation                                      274,647
   6,620     SL Green Realty Corp.                                     236,003
                                                                   -----------
                                                                     3,801,810
                                                                   -----------

             REGIONAL MALLS 14.28%
   4,740     CBL & Associates Properties, Inc.                         191,970
   7,240     General Growth Properties, Inc.                           369,240
   8,190     The Macerich Company                                      253,890
   6,290     The Rouse Company                                         207,570
  23,510     Simon Property Group, Inc.                                866,108
   8,970     Taubman Centers, Inc.                                     136,793
                                                                   -----------
                                                                     2,025,571
                                                                   -----------

             SHOPPING CENTERS 9.21%
   4,500     Developers Diversified
               Realty Corporation                                      101,250
   2,990     Federal Realty Investment Trust                            82,853
   8,960     IRT Property Company                                      114,150
   4,120     Kimco Realty Corporation                                  137,979
   8,230     New Plan Excel Realty Trust                               171,431
  11,410     Pan Pacific Retail Properties, Inc.                       389,994
   5,920     Regency Centers Corporation                               175,528
   3,760     Weingarten Realty Investors                               133,104
                                                                   -----------
                                                                     1,306,289
                                                                   -----------

             WAREHOUSE/INDUSTRIAL 8.19%
  14,250     AMB Property Corporation                                  441,750
   2,260     CenterPoint Properties Corporation                        131,103
  18,320     ProLogis                                                  476,320
   3,250     PS Business Parks, Inc.                                   113,587
                                                                   -----------
                                                                     1,162,760
                                                                   -----------
             TOTAL REAL ESTATE INVESTMENT TRUSTS
               (COST $12,378,129)                                   13,627,626
                                                                   -----------

             SHORT-TERM INVESTMENTS 4.21%

             MONEY MARKET FUND 4.21%
 596,984     Federated Prime Obligations Fund                          596,984
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $596,984)                                         596,984
                                                                   -----------
             TOTAL INVESTMENTS 100.27%
               (COST $12,975,113)                                   14,224,610
                                                                   -----------
             LIABILITIES, LESS OTHER
               ASSETS (0.27%)                                          (37,889)
                                                                   -----------
             NET ASSETS 100%                                       $14,186,721
                                                                   -----------
                                                                   -----------

                       See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
PERFORMANCE DATA

                   TOTAL RETURN BASED ON A $10,000 INVESTMENT

                   AssetMark          Lehman Brothers        Lipper General
                Tax-Exempt Fixed         Municipal           Municipal Debt
     Date         Income Fund            Bond Index            Funds Index
     ----         -----------            ----------            -----------
   6/29/2001       $10,000.00            $10,000.00            $10,000.00
   9/30/2001       $10,260.00            $10,281.00            $10,256.00
  12/31/2001       $10,135.00            $10,218.00            $10,148.00
   3/31/2002       $10,205.00            $10,314.00            $10,234.00
   6/30/2002       $10,647.00            $10,692.00            $10,585.00

This chart assumes an initial gross investment of $10,000 made on 6/29/01 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

LEHMAN BROTHERS MUNICIPAL BOND INDEX - An unmanaged index which measures the performance of investment-grade, tax-exempt and fixed-rate bonds with long-term maturities (greater than two years) selected from issues larger than $50 million.

LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX - An unmanaged index which measures the composite performance of the 30 largest "general municipal debt" mutual funds, as categorized by Lipper Inc.

TOTAL RETURN (FOR THE PERIOD ENDED JUNE 30, 2002)
-------------------------------------------------
                                                              SINCE INCEPTION
                                                              ---------------
AssetMark Tax-Exempt Fixed Income Fund                              6.47%
Lehman Brothers Municipal Bond Index                                6.92%
Lipper General Municipal Debt Funds Index                           5.85%

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS
June 30, 2002

PRINCIPAL                                                             MARKET
  AMOUNT                                                              VALUE
---------                                                             -----
             MUNICIPAL BONDS 92.87%

             GENERAL OBLIGATION BONDS 52.98%

             ALABAMA 1.49%
  $195,000   Birmingham, Alabama,
               5.00%, 04-01-2008                                   $   210,302
                                                                   -----------

             ARIZONA 1.03%
   135,000   Maricopa County Arizona School
               District No. 3 Tempe Elementary,
               5.00%, 07-01-2012                                       145,454
                                                                   -----------

             CONNECTICUT 3.32%
   425,000   Connecticut State,
               5.25%, 06-15-2009                                       467,224
                                                                   -----------

             DISTRICT OF COLUMBIA 2.35%
   100,000   5.50%, 06-01-2007                                         110,039
   200,000   5.50%, 06-01-2009                                         220,744
                                                                   -----------
                                                                       330,783
                                                                   -----------

             FLORIDA 2.29%
   300,000   Broward County, Florida,
               5.00%, 01-01-2008                                       323,247
                                                                   -----------

             HAWAII 0.81%
   100,000   Honolulu, Hawaii City & County,
               6.00%, 01-01-2009                                       113,603
                                                                   -----------

             ILLINOIS 3.41%
   100,000   Du Page & Cook Counties Community
               School District No. 205,
               4.375%, 01-01-2009                                      103,515
   100,000   Illinois State, 5.25%, 08-01-2012
               (Callable 08-01-2011 @ 100)                             108,168
   250,000   Naperville, Illinois,
               5.00%, 12-01-2011                                       269,235
                                                                   -----------
                                                                       480,918
                                                                   -----------

             MARYLAND 0.60%
    75,000   Maryland State, 5.50%, 03-01-2013                          84,128
                                                                   -----------

             MINNESOTA 5.26%
   400,000   Osseo, Minnesota Independent School
               District No. 279, 5.00%, 02-01-2013
               (Callable 02-01-2012 @100)                              426,632
   295,000   Prior Lake, Minnesota Independent
               School District No. 719,
               4.75%, 02-01-2010                                       313,895
                                                                   -----------
                                                                       740,527
                                                                   -----------

             MISSISSIPPI 3.81%
   500,000   Mississippi State, 5.00%, 10-01-2005                      537,245
                                                                   -----------

             NEVADA 1.07%
   135,000   Clark County Nevada School
               District, 6.00%, 06-15-2007
               (Callable 6-15-2006 @ 101)                              150,590
                                                                   -----------

             NEW YORK 0.77%
   100,000   New York, New York,
               5.25%, 08-01-2011,
               (Callable 02-01-2011 @ 101)                             108,404
                                                                   -----------

             NORTH CAROLINA 0.75%
   100,000   North Carolina State,
               4.60%, 04-01-2008                                       106,156
                                                                   -----------

             PENNSYLVANIA 0.96%
   125,000   Pennsylvania State,
               5.00%, 02-01-2009                                       134,861
                                                                   -----------

             SOUTH CAROLINA 0.78%
   100,000   South Carolina State,
               5.50%, 04-01-2006                                       109,642
                                                                   -----------

             TENNESSEE 2.37%
   300,000   Memphis, Tennessee,
               5.50%, 11-01-2010                                       334,512
                                                                   -----------

             TEXAS 10.82%
   200,000   Cypress-Fairbanks Texas Independent
               School District, 5.25%, 02-15-2012                      217,290
   145,000   Frisco Texas, 5.875%, 02-15-2010                          163,809
   165,000   Frisco Texas, 5.00%, 02-15-2012
               (Callable 02-15-2011 @ 100)                             175,067
   150,000   Mansfield, Texas,
               5.50%, 02-15-2008                                       165,090
   200,000   Socorro Texas Independent School
               District, 5.375%, 08-15-2013
               (Callable 08-15-2011 @ 100)                             216,850
   125,000   Spring Texas Independent School
               District, 5.875%, 08-15-2010                            142,029
   400,000   Texas State, 5.50%, 10-01-2009                            443,488
                                                                   -----------
                                                                     1,523,623
                                                                   -----------

             UTAH 0.77%
   100,000   Jordan Utah School District,
               5.125%, 06-15-2008                                      108,714
                                                                   -----------

             VIRGINIA 1.54%
   100,000   Newport News Virginia,
               5.50%, 05-01-2005                                       108,252
   100,000   Norfolk Virginia, 5.00%, 01-01-2009                       107,983
                                                                   -----------
                                                                       216,235
                                                                   -----------

             WASHINGTON 6.85%
   100,000   King County, Washington,
               5.50%, 12-01-2010                                       110,771
   100,000   Seattle, Washington,
               5.00%, 08-01-2012
               (Callable 08-01-2011 @ 100)                             106,683
   200,000   Seattle, Washington,
               5.00%, 07-01-2013
               (Callable 07/01/2012 @ 100)                             212,110
   100,000   Snohomish County, Washington,
               5.00%, 12-01-2006                                       108,505
   400,000   Washington State,
               5.00%, 01-01-2010                                       427,552
                                                                   -----------
                                                                       965,621
                                                                   -----------

             WISCONSIN 1.93%
   150,000   5.00%, 05-01-2008                                         161,598
   100,000   5.50%, 05-01-2009                                         110,577
                                                                   -----------
                                                                       272,175
                                                                   -----------
             TOTAL GENERAL OBLIGATION BONDS                          7,463,964
                                                                   -----------

             REVENUE BONDS 39.89%
             ALABAMA 0.94%
   125,000   Alabama State Public School & College
               Authority, 5.00%, 02-01-2012
               (Callable 02-01-2011 @ 100)                             132,970
                                                                   -----------

             FLORIDA 2.35%
   100,000   Dade County Florida Water &
               Sewer System, 6.25%, 10-01-2007                         114,508
   100,000   Jacksonville Florida Excise Taxes,
               5.65%, 10-01-2005
               (Callable 10-01-2002 @ 101.5)                           109,590
   100,000   Mary Esther Florida Water & Sewer,
               4.95%, 01-01-2007                                       107,619
                                                                   -----------
                                                                       331,717
                                                                   -----------

             GEORGIA 3.87%
   500,000   Atlanta Georgia Water & Wastewater,
               5.00%, 11-01-2038                                       545,615
                                                                   -----------

             ILLINOIS 7.19%
   500,000   Chicago, Illinois Wastewater
               Transmission, 5.50%, 01-01-2010                         549,850
   100,000   Chicago, Illinois Wastewater
               Transmission, 5.375%, 01-01-2013                        109,712
  $100,000   Illinois State Sales Tax,
               5.375%, 06-15-2007                                      109,738
   220,000   Illinois State Sales Tax,
               5.50%, 06-15-2009                                       243,217
                                                                   -----------
                                                                     1,012,517
                                                                   -----------

             INDIANA 3.03%
   200,000   Purdue University Indiana,
               4.25%, 07-01-2008                                       207,280
   200,000   Sunman Dearborn Indiana
               Intermediate School Building
               Corp, 5.375%, 07-15-2012
               (Callable 01-15-2012 @ 100)                             219,126
                                                                   -----------
                                                                       426,406
                                                                   -----------

             MARYLAND 2.37%
   305,000   Maryland State Department of
               Transportation County Transportation,
               5.25%, 02-01-2008                                       333,764
                                                                   -----------

             MASSACHUSETTS 1.76%
    95,000   Massachusetts Bay Transportation
               Authority, 5.50%, 03-01-2012                            105,998
   120,000   Massachusetts State Water Resources
               Authority, 6.25%, 12-01-2011                            141,409
                                                                   -----------
                                                                       247,407
                                                                   -----------

             MISSOURI 2.29%
   300,000   Kansas City Missouri Municipal
               Assistance Corp, 5.00%, 03-01-2012
               (Callable 03-01-2011 @ 101)                             323,331
                                                                   -----------

             NEBRASKA 0.78%
   100,000   Omaha, Nebraska,
               5.375%, 02-01-2013
               (Callable 02-01-2012 @ 101)                             109,524
                                                                   -----------

             NEW YORK 0.77%
   100,000   Metropolitan Transportation Authority,
               5.25%, 04-01-2009
               (Callable 04-01-2007 @ 101)                             107,885
                                                                   -----------

             OHIO 0.77%
   100,000   Bowling Green State University
               of Ohio, 5.00%, 06-01-2008                              108,444
                                                                   -----------

             OREGON 0.74%
   100,000   Oregon State Housing &
               Community Services Department,
               5.40%, 07-01-2005
               (Callable 07-01-2003 @102)                              104,104
                                                                   -----------

             PENNSYLVANIA 1.51%
   100,000   Pennsylvania Housing Finance
               Agency, 4.95%, 10-01-2004
               (Callable 10-01-2003 @ 102)                             104,397
   100,000   Philadelphia Pennsylvania Gas Works,
               5.00%, 08-01-2010                                       107,700
                                                                   -----------
                                                                       212,097
                                                                   -----------

             TENNESSEE 1.91%
   250,000   Knoxville Tennessee Water,
               5.00%, 03-01-2009                                       269,325
                                                                   -----------

             TEXAS 7.41%
   515,000   Denton Texas Utility Systems,
               5.25%, 12-01-2013
               (Callable 12-01-2012 @ 100)                             557,045
   100,000   Flower Mound Texas Waterworks
               and Sewer, 5.375%, 09-01-2006                           109,509
   150,000   San Antonio Texas Electric & Gas,
               5.50%, 02-01-2013
               (Callable 02-01-2007 @ 101)                             159,343
   100,000   Texas State University Systems,
               5.25%, 03-15-2010                                       108,968
   100,000   University of Texas,
               5.25%, 08-15-2008                                       109,557
                                                                   -----------
                                                                     1,044,422
                                                                   -----------

             WEST VIRGINIA 2.20%
   300,000   West Virginia Economic Development
               Authority, 4.00%, 06-01-2007                            309,993
                                                                   -----------
             TOTAL REVENUE BONDS                                     5,619,521
                                                                   -----------
             TOTAL MUNICIPAL BONDS
               (COST $12,793,773)                                   13,083,485
                                                                   -----------

             SHORT-TERM INVESTMENTS 7.16%

             REVENUE BONDS 6.39%

             COLORADO 0.71%
   100,000   Denver Colorado Health & Hospital
               Authority, 1.90%, 12/01/2031                            100,000
                                                                   -----------
             IOWA 0.71%
   100,000   Iowa Finance Authority,
               1.30%, 06-01-2027                                       100,000
                                                                   -----------

             MICHIGAN 2.13%
   100,000   Farmington Hills Michigan
               Hospital Finance Authority,
               1.90%, 02-15-2016                                       100,000
   200,000   Northern Michigan University,
               1.90%, 06-01-2031                                       200,000
                                                                   -----------
                                                                       300,000
                                                                   -----------

             MINNESOTA 1.42%
   200,000   Cohasset Minnesota,
               1.85%, 06-01-2020                                       200,000
                                                                   -----------

             MISSOURI 0.71%
   100,000   Missouri State Health & Educational
               Facilities Authority,
               2.00%, 11-01-2029                                       100,000
                                                                   -----------

             NEBRASKA 0.71%
   100,000   Nebraska Educational Finance
               Authority, 1.85%, 08-01-2031                            100,000
                                                                   -----------
             TOTAL SHORT-TERM REVENUE BONDS
               (COST $900,000)                                         900,000
                                                                   -----------

 NUMBER OF
  SHARES
---------
             MONEY MARKET FUNDS 0.77%
   109,445   Federated Tax-Free Obligations Fund                       109,445
                                                                   -----------
             Total Money Market Funds
               (Cost $109,445)                                         109,445
                                                                   -----------
             Total Short-Term Investments
               (COST $1,009,445)                                     1,009,445
                                                                   -----------
             TOTAL INVESTMENTS 100.03%
               (COST $13,803,218)                                   14,092,930
                                                                   -----------
             LIABILITIES, LESS OTHER
               ASSETS  (0.03)%                                          (4,385)
                                                                   -----------
             NET ASSETS 100%                                       $14,088,545
                                                                   -----------
                                                                   -----------

                       See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
PERFORMANCE DATA

                   TOTAL RETURN BASED ON A $10,000 INVESTMENT

                     AssetMark          Lehman Brothers         Lipper
                  Core Plus Fixed          Aggregate         General Bond
     Date           Income Fund            Bond Index         Funds Index
     ----           -----------            ----------         -----------
   6/29/2001         $10,000.00            $10,000.00         $10,000.00
   9/30/2001         $10,347.00            $10,461.00         $10,243.00
  12/31/2001         $10,342.00            $10,466.00         $10,259.00
   3/31/2002         $10,383.00            $10,476.00         $10,254.00
   6/30/2002         $10,603.00            $10,863.00         $10,470.00

This chart assumes an initial gross investment of $10,000 made on 6/29/01 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

LEHMAN BROTHERS AGGREGATE BOND INDEX - An unmanaged index which measures the performance of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The Lehman Brothers Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the U.S. and includes U.S. Government and corporate debt securities, mortgage- and asset-backed securities and international U.S. dollar-denominated bonds. All securities contained in the Lehman Brothers Aggregate Bond Index have a minimum term to maturity of one year.

LIPPER GENERAL BOND FUNDS INDEX - An unmanaged index which measures the composite performance of the 10 largest "general bond" mutual funds, as categorized by Lipper Inc.

TOTAL RETURN (FOR THE PERIOD ENDED JUNE 30, 2002)
-------------------------------------------------
                                                              SINCE INCEPTION
                                                              ---------------
AssetMark Core Plus Fixed Income Fund                               6.03%
Lehman Brothers Aggregate Bond Index                                8.63%
Lipper General Bond Funds Index                                     4.70%

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS
June 30, 2002

NUMBER OF                                                             MARKET
  SHARES                                                              VALUE
---------                                                             -----
             INVESTMENT COMPANIES 102.62%
 1,232,900   BlackRock Core Bond
               Total Return Portfolio                              $12,045,435
   165,393   Credit Suisse Institutional
               High Yield Fund                                       1,673,775
   209,010   FFTW International Fund                                 1,734,786
   252,408   Salomon Brothers Institutional
               Emerging Markets Debt Fund                            1,595,219
   309,698   Salomon Brothers Institutional
               High Yield Bond Fund                                  1,873,675
 2,307,430   Vanguard Total Bond
               Market Index Fund                                    23,374,263
 1,078,238   Western Asset Core Portfolio                           11,903,748
                                                                   -----------
             TOTAL INVESTMENT COMPANIES
               (COST $54,414,875)                                   54,200,901
                                                                   -----------

             SHORT-TERM INVESTMENTS 7.25%

             MONEY MARKET FUND 7.25%
 3,828,986   Federated Prime Obligations Fund                        3,828,986
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $3,828,986)                                     3,828,986
                                                                   -----------
             TOTAL INVESTMENTS 109.87%
               (COST $58,243,861)                                   58,029,887
                                                                   -----------
             LIABILITIES, LESS OTHER
               ASSETS (9.87%)                                       (5,212,613)
                                                                   -----------
             NET ASSETS 100%                                       $52,817,274
                                                                   -----------
                                                                   -----------

                       See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES
June 30, 2002

                                                            LARGE CAP      LARGE CAP     SMALL/MID CAP   SMALL/MID CAP
                                                           GROWTH FUND     VALUE FUND     GROWTH FUND     VALUE FUND
                                                           -----------     ----------     -----------     ----------
ASSETS:
   Investments, at value (cost $57,531,250, $56,073,095,
     $14,883,673 and $13,205,514, respectively)            $49,677,990    $52,834,014    $12,995,629      $13,464,914
   Receivable for investment securities sold                        --        811,949             --          251,620
   Income receivable                                            27,710         80,431          2,904           11,125
   Receivable for fund shares sold                             150,163        154,794         42,622           39,299
   Other assets                                                 12,604         11,613         10,533            9,862
                                                           -----------    -----------    -----------      -----------
       Total Assets                                         49,868,467     53,892,801     13,051,688       13,776,820
                                                           -----------    -----------    -----------      -----------

LIABILITIES:
   Payable to Investment Advisor                                26,628         33,410          2,172            2,055
   Payable for securities purchased                                 --        351,394         68,801          398,434
   Payable for fund shares redeemed                             84,802         90,936         24,284           25,300
   Other accrued expenses                                       92,323         99,734         39,260           39,847
                                                           -----------    -----------    -----------      -----------
       Total Liabilities                                       203,753        575,474        134,517          465,636
                                                           -----------    -----------    -----------      -----------
NET ASSETS                                                 $49,664,714    $53,317,327    $12,917,171      $13,311,184
                                                           -----------    -----------    -----------      -----------
                                                           -----------    -----------    -----------      -----------

NET ASSETS CONSIST OF:
   Capital stock                                           $59,895,234    $56,989,396    $16,157,290      $13,385,592
   Unrealized appreciation (depreciation) on investments    (7,853,260)    (3,239,081)    (1,888,044)         259,400
   Accumulated undistributed net investment income                  --         97,122             --               --
   Accumulated undistributed net realized loss              (2,377,260)      (530,110)    (1,352,075)        (333,808)
                                                           -----------    -----------    -----------      -----------
       Total Net Assets                                    $49,664,714    $53,317,327    $12,917,171      $13,311,184
                                                           -----------    -----------    -----------      -----------
                                                           -----------    -----------    -----------      -----------
   Shares outstanding (unlimited shares
     of no par value authorized)                             6,818,947      5,793,083      1,794,062        1,311,216
   Net asset value, offering and
     redemption price per share                            $     7.28     $     9.20     $      7.20      $     10.15
                                                           -----------    -----------    -----------      -----------
                                                           -----------    -----------    -----------      -----------

                       See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
June 30, 2002

                                                          INTERNATIONAL   REAL ESTATE     TAX-EXEMPT       CORE PLUS
                                                              EQUITY       SECURITIES    FIXED INCOME    FIXED INCOME
                                                               FUND           FUND           FUND            FUND
                                                           -----------     ----------     -----------     ----------
ASSETS:
   Investments, at value (cost $57,609,362, $12,975,113,
     $13,803,218 and $58,243,861, respectively)            $57,321,979    $14,224,610     $14,092,930     $58,029,887
   Cash                                                          6,918             28              --              --
   Income receivable                                           121,504         80,950         187,623         205,231
   Receivable for fund shares sold                             112,595         42,258           6,253         344,816
   Other assets                                                 12,317          9,499           9,939          12,341
                                                           -----------    -----------     -----------     -----------
        Total Assets                                        57,575,313     14,357,345      14,296,745      58,592,275
                                                           -----------    -----------     -----------     -----------

LIABILITIES:
   Payable to Investment Advisor                                43,612          4,557           1,072          15,649
   Payable for securities purchased                                 --         92,926         100,096       4,068,754
   Payable for fund shares redeemed                            127,885         35,787          69,804       1,601,592
   Other accrued expenses                                      102,418         37,354          37,228          89,006
                                                           -----------    -----------     -----------     -----------
        Total Liabilities                                      273,915        170,624         208,200       5,775,001
                                                           -----------    -----------     -----------     -----------
NET ASSETS                                                 $57,301,398    $14,186,721     $14,088,545     $52,817,274
                                                           -----------    -----------     -----------     -----------
                                                           -----------    -----------     -----------     -----------

NET ASSETS CONSIST OF:
   Capital stock                                           $61,106,472    $12,767,906     $13,792,903     $53,152,314
   Unrealized appreciation (depreciation) on investments      (287,383)     1,249,497         289,712        (213,974)
   Accumulated undistributed net investment income             188,595        154,887           4,047          26,749
   Accumulated undistributed net realized gain (loss)       (3,706,286)        14,431           1,883        (147,815)
                                                           -----------    -----------     -----------     -----------
        Total Net Assets                                   $57,301,398    $14,186,721     $14,088,545     $52,817,274
                                                           -----------    -----------     -----------     -----------
                                                           -----------    -----------     -----------     -----------
   Shares outstanding (unlimited shares
     of no par value authorized)                             6,395,075      1,268,491       1,346,286       5,205,964
   Net asset value, offering and
     redemption price per share                            $      8.96    $    11.18      $     10.46     $     10.15
                                                           -----------    -----------     -----------     -----------
                                                           -----------    -----------     -----------     -----------

                       See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2002

                                                            LARGE CAP      LARGE CAP     SMALL/MID CAP   SMALL/MID CAP
                                                           GROWTH FUND     VALUE FUND     GROWTH FUND     VALUE FUND
                                                           -----------     ----------     -----------     ----------
INVESTMENT INCOME:
   Dividend income (net of withholding tax of $0, $0,
     $0 and $246, respectively)                            $   109,860    $   622,866     $     6,553       $  95,485
   Interest income                                              64,105         42,104          19,311          17,189
                                                          ------------    -----------     -----------       ---------
        Total investment income                                173,965        664,970          25,864         112,674
                                                          ------------    -----------     -----------       ---------

EXPENSES:
   Investment advisory fees                                    297,719        307,146          84,800          89,499
   Distribution (12b-1) fees                                    78,347         80,828          22,316          22,375
   Federal and state registration fees                          26,122         26,182          20,223          20,130
   Custody fees                                                 26,450         35,327          13,493          17,818
   Audit fees                                                   26,464         27,477           6,958           6,852
   Shareholder servicing fees                                   15,670         16,166           4,463           4,475
   Fund accounting fees                                         18,201         20,558          19,786          20,044
   Administration fees                                          17,108         17,783          16,382          16,377
   Transfer agent fees and expenses                             12,133         12,271           7,982           8,129
   Reports to shareholders                                       4,416          4,575           1,162           1,148
   Directors' fees and expenses                                  6,011          7,753           1,577           1,565
   Legal fees                                                   15,034         15,605           4,111           4,083
   Insurance fees                                                3,525          4,078           1,920           1,908
                                                          ------------    -----------     -----------       ---------
        Total expenses before Advisor reimbursement            547,200        575,749         205,173         214,403
   Less fees and expenses reimbursed
     and waived by the Advisor (Note 3)                        (80,252)       (93,986)        (63,245)        (72,099)
                                                          ------------    -----------     -----------       ---------
        Net expenses                                           466,948        481,763         141,928         142,304
                                                          ------------    -----------     -----------       ---------
   Net investment income (loss)                               (292,983)       183,207        (116,064)        (29,630)
                                                          ------------    -----------     -----------       ---------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments                         (2,377,260)      (533,400)     (1,352,075)       (334,114)
   Net change in unrealized appreciation (depreciation)
     on investments                                         (7,853,260)    (3,239,081)     (1,888,044)        259,400
                                                          ------------    -----------     -----------       ---------
        Net realized and unrealized losses                 (10,230,520)    (3,772,481)     (3,240,119)        (74,714)
                                                          ------------    -----------     -----------       ---------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                              $(10,523,503)   $(3,589,274)    $(3,356,183)      $(104,344)
                                                          ------------    -----------     -----------       ---------
                                                          ------------    -----------     -----------       ---------

                       See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended June 30, 2002

                                                          INTERNATIONAL   REAL ESTATE     TAX-EXEMPT       CORE PLUS
                                                              EQUITY       SECURITIES    FIXED INCOME    FIXED INCOME
                                                               FUND           FUND           FUND            FUND
                                                           -----------     ----------     -----------     ----------
INVESTMENT INCOME:
   Dividend income (net of withholding tax of
     $129,996, $0, $0 and $0, respectively)                $   708,027     $  578,441        $     --      $1,909,605
   Interest income                                             105,037         12,785         273,759          11,410
                                                           -----------     ----------        --------      ----------
        Total investment income                                813,064        591,226         273,759       1,921,015
                                                           -----------     ----------        --------      ----------

EXPENSES:
   Investment advisory fees                                    373,105         84,617          59,215         216,473
   Distribution (12b-1) fees                                    98,185         22,268          18,505          72,158
   Federal and state registration fees                          27,027         19,788          18,832          31,906
   Custody fees                                                 33,781         14,681           7,427          31,182
   Audit fees                                                   28,693          6,327           5,908          23,322
   Shareholder servicing fees                                   19,637          4,454           3,701          14,432
   Fund accounting fees                                         22,449         17,950          24,259          22,461
   Administration fees                                          18,230         16,369          16,357          17,006
   Transfer agent fees and expenses                             14,054          8,144           7,778          11,951
   Reports to shareholders                                       4,781          1,059             993           3,885
   Directors' fees and expenses                                  6,518          1,438           1,335           5,305
   Legal fees                                                   17,043          3,768           3,518          14,911
   Insurance fees                                                7,560          1,764             771           1,975
                                                           -----------     ----------        --------      ----------
        Total expenses before Advisor reimbursement            671,063        202,627         168,599         466,967
   Less fees and expenses reimbursed
     and waived by the Advisor (Note 3)                        (46,594)       (69,912)        (73,116)        (94,633)
                                                           -----------     ----------        --------      ----------
        Net expenses                                           624,469        132,715          95,483         372,334
                                                           -----------     ----------        --------      ----------
   Net investment income                                       188,595        458,511         178,276       1,548,681
                                                           -----------     ----------        --------      ----------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                  (3,706,286)       (99,478)          1,883        (147,815)
   Net change in unrealized appreciation
     (depreciation) on investments                            (287,383)     1,249,497         289,712        (213,974)
                                                           -----------     ----------        --------      ----------
   Net realized and unrealized gains (losses)               (3,993,669)     1,150,019         291,595        (361,789)
                                                           -----------     ----------        --------      ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                $(3,805,074)    $1,608,530        $469,871      $1,186,892
                                                           -----------     ----------        --------      ----------
                                                           -----------     ----------        --------      ----------

                       See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended June 30, 2002

                                                            LARGE CAP      LARGE CAP     SMALL/MID CAP   SMALL/MID CAP
                                                           GROWTH FUND     VALUE FUND     GROWTH FUND     VALUE FUND
                                                           -----------     ----------     -----------     ----------
OPERATIONS:
   Net investment income (loss)                            $  (292,983)   $   183,207     $  (116,064)     $   (29,630)
   Net realized loss on investment transactions             (2,377,260)      (533,400)     (1,352,075)        (334,114)
   Change in unrealized appreciation (depreciation)
     on investments                                         (7,853,260)    (3,239,081)     (1,888,044)         259,400
                                                           -----------    -----------     -----------      -----------
        Net decrease in net assets
          resulting from operations                        (10,523,503)    (3,589,274)     (3,356,183)        (104,344)
                                                           -----------    -----------     -----------      -----------

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                              68,589,092     65,218,838      20,818,661       19,564,741
   Shares issued to holders in reinvestment of dividends            --         68,345              --               --
   Shares redeemed                                          (8,400,885)    (8,297,797)     (4,545,317)      (6,149,223)
                                                           -----------    -----------     -----------      -----------
        Net increase from capital share transactions        60,188,207     56,989,386      16,273,344       13,415,518
                                                           -----------    -----------     -----------      -----------

DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
   Net investment income                                            --        (82,795)             --               --
   Net realized gains                                               --             --              --               --
                                                           -----------    -----------     -----------      -----------
        Total dividends and distributions                           --        (82,795)             --               --
                                                           -----------    -----------     -----------      -----------

INCREASE IN NET ASSETS                                      49,664,704     53,317,317      12,917,161       13,311,174

NET ASSETS:
   Beginning of year                                                10             10              10               10
                                                           -----------    -----------     -----------      -----------
   End of year (including undistributed net investment
     income of $0, $97,122, $0 and $0, respectively)       $49,664,714    $53,317,327     $12,917,171      $13,311,184
                                                           -----------    -----------     -----------      -----------
                                                           -----------    -----------     -----------      -----------

                       See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
For the Year Ended June 30, 2002

                                                          INTERNATIONAL   REAL ESTATE     TAX-EXEMPT       CORE PLUS
                                                              EQUITY       SECURITIES    FIXED INCOME    FIXED INCOME
                                                               FUND           FUND           FUND            FUND
                                                           -----------     ----------     -----------     ----------
OPERATIONS:
   Net investment income                                    $   188,595   $   458,511     $   178,276      $ 1,548,681
   Net realized gain (loss) on investment transactions       (3,706,286)      (99,478)          1,883         (147,815)
   Change in unrealized appreciation
     (depreciation) on investments                             (287,383)    1,249,497         289,712         (213,974)
                                                            -----------   -----------     -----------      -----------
        Net increase (decrease) in net assets
          resulting from operations                          (3,805,074)    1,608,530         469,871        1,186,892
                                                            -----------   -----------     -----------      -----------

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                               87,696,946    19,089,012      16,976,396       61,846,685
   Shares issued to holders in reinvestment of dividends             --       156,755          97,753        1,227,091
   Shares redeemed                                          (26,590,484)   (6,477,871)     (3,381,246)      (9,921,472)
                                                            -----------   -----------     -----------      -----------
        Net increase from capital share transactions         61,106,462    12,767,896      13,692,903       53,152,304
                                                            -----------   -----------     -----------      -----------

DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
   Net investment income                                             --      (189,715)       (174,229)      (1,521,932)
   Net realized gains                                                --            --              --               --
                                                            -----------   -----------     -----------      -----------
        Total dividends and distributions                            --      (189,715)       (174,229)      (1,521,932)
                                                            -----------   -----------     -----------      -----------

INCREASE IN NET ASSETS                                       57,301,388    14,186,711      13,988,545       52,817,264
                                                            -----------   -----------     -----------      -----------

NET ASSETS:
   Beginning of year                                                 10            10         100,000               10
                                                            -----------   -----------     -----------      -----------
   End of year (including undistributed net
     investment income of $188,595, $154,887,
     $4,047 and $26,749, respectively)                      $57,301,398   $14,186,721     $14,088,545      $52,817,274
                                                            -----------   -----------     -----------      -----------
                                                            -----------   -----------     -----------      -----------

                       See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS
For the Year Ended June 30, 2002

                                                            LARGE CAP      LARGE CAP     SMALL/MID CAP   SMALL/MID CAP
                                                           GROWTH FUND     VALUE FUND     GROWTH FUND     VALUE FUND
                                                           -----------     ----------     -----------     ----------
Per share data for a share of capital stock outstanding
  for the entire period and selected information
  for the period are as follows:
Net asset value, beginning of year                            $10.00         $10.00         $10.00          $10.00

Income from investment operations:
     Net investment income (loss)                              (0.04)          0.05          (0.06)          (0.02)
     Net realized and unrealized gains (losses)
       on investments                                          (2.68)         (0.82)         (2.74)           0.17
                                                              ------         ------         ------          ------
     Total from investment operations                          (2.72)         (0.77)         (2.80)           0.15
                                                              ------         ------         ------          ------

Less distributions:
     Dividends from net investment income                         --          (0.03)            --              --
                                                              ------         ------         ------          ------
     Total distributions                                          --          (0.03)            --              --
                                                              ------         ------         ------          ------

Net asset value, end of year                                  $ 7.28         $ 9.20         $ 7.20          $10.15
                                                              ------         ------         ------          ------
                                                              ------         ------         ------          ------

Total return                                                 -27.20%         -7.76%        -28.00%           1.50%

Supplemental data and ratios:
     Net assets, end of year                             $49,664,714    $53,317,327    $12,917,171     $13,311,184

     Ratio of expenses to average net assets
          Before Expense Reimbursement                         1.75%          1.78%          2.30%           2.40%
          After Expense Reimbursement                          1.49%          1.49%          1.59%           1.59%

     Ratio of net investment income (loss)
       to average net assets
          Before Expense Reimbursement                        -1.19%          0.28%         -2.01%          -1.14%
          After Expense Reimbursement                         -0.93%          0.57%         -1.30%          -0.33%

     Portfolio turnover rate                                     83%            95%            52%             84%

                       See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS (Continued)
For the Year Ended June 30, 2002

                                                          INTERNATIONAL   REAL ESTATE     TAX-EXEMPT       CORE PLUS
                                                              EQUITY       SECURITIES    FIXED INCOME    FIXED INCOME
                                                               FUND           FUND           FUND            FUND
                                                           -----------     ----------     -----------     ----------
Per share data for a share of capital stock outstanding
  for the entire period and selected information
  for the period are as follows:
Net asset value, beginning of year                            $10.00         $10.00         $10.00          $10.00

Income from investment operations:
     Net investment income                                      0.03           0.46           0.18            0.45
     Net realized and unrealized gains (losses)
       on investments                                          (1.07)          0.97           0.46            0.15
                                                              ------         ------         ------          ------
     Total from investment operations                          (1.04)          1.43           0.64            0.60
                                                              ------         ------         ------          ------

Less distributions:
     Dividends from net investment income                         --          (0.25)         (0.18)          (0.45)
                                                              ------         ------         ------          ------
     Total distributions                                          --          (0.25)         (0.18)          (0.45)
                                                              ------         ------         ------          ------

Net asset value, end of year                                  $ 8.96         $11.18         $10.46          $10.15
                                                              ------         ------         ------          ------
                                                              ------         ------         ------          ------

Total return                                                 -10.40%         14.60%          6.47%           6.03%

Supplemental data and ratios:
     Net assets, end of year                             $57,301,398    $14,186,721    $14,088,545     $52,817,274

     Ratio of expenses to average net assets
          Before Expense Reimbursement                         1.71%          2.28%          2.28%           1.62%
          After Expense Reimbursement                          1.59%          1.49%          1.29%           1.29%

     Ratio of net investment income to average net assets
          Before Expense Reimbursement                         0.36%          4.36%          1.42%           5.04%
          After Expense Reimbursement                          0.48%          5.15%          2.41%           5.37%

     Portfolio turnover rate                                     77%            68%            11%             39%

                       See notes to financial statements.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2002

1.   ORGANIZATION

     AssetMark Funds (the "Trust") was organized as a Delaware business trust under a Declaration of Trust dated January 2, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with eight non-diversified funds (the "Funds"): AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund and AssetMark Core Plus Fixed Income Fund. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of the AssetMark Core Plus Fixed Income Fund consist of shares of underlying mutual funds. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds commenced operations on June 29, 2001.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     (a)  Investment Valuation

          Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between the most recent quoted bid and asked price. Each over-the-counter security for which the last sale price on the day of valuation is available from NASDAQ and falls within the latest bid and asked quotations is valued at that price. All other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked price. Securities that are traded on both the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments in open-end investment companies are valued at the closing net asset value per share of each mutual fund on the day of valuation. The tax character of distributions paid during the year ended June 30, 2002 were the same for financial statement and tax purposes. Securities for which quotations are not readily available will be valued at their fair market value as determined by the Board of Trustees.

     (b)  Organization and Prepaid Initial Registration Expense

          Expenses incurred by the Trust in connection with the organization and initial public offering were expensed as incurred. These expenses were advanced by the Advisor, and the Advisor has agreed to reimburse the Funds for these expenses, subject to potential recovery (see Note
          3). Prepaid initial registration expenses are deferred and amortized over the period of benefit not to exceed twelve months.

     (c)  Federal Income Taxes

          The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required. The tax character of distributions paid during the year ended June 30, 2002 were the same for financial statement and tax purposes. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. As a result of permanent book-to-tax differences relating to net operating losses, accumulated net investment loss has been increased and capital stock has been decreased by $292,983, $116,064 and $29,936 for the Large Cap Growth Fund, Small/Mid Cap Growth Fund and Small/Mid Cap Value Fund, respectively. Additionally, as a result of permanent book-to-tax differences relating to security transactions in real estate investment trusts, accumulated net investment income has been decreased and accumulated net realized loss has been increased by $3,290, $306 and $113,909 for the Large Cap Value Fund, Small/Mid Cap Value Fund and Real Estate Securities Fund, respectively. The Funds intend to utilize provisions of the federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2002, the Large Cap Growth Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund and International Equity Fund had capital loss carryforwards available for federal income tax purposes of $858,517, $319,848, $106,060 and $410,578, respectively, which will expire on June 30, 2010.

          Additionally, at June 30, 2002, the Large Cap Growth Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund and International Equity Fund deferred on a tax basis post-October losses of $845,995, $735,505, $41,490 and $2,357,144, respectively.

     (d)  Use of Estimates

          The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (e)  Distribution to Shareholders

          The Funds, with the exception of the Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund, will distribute any net investment income at least annually. The Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund will distribute any net investment income quarterly. All of the Funds will distribute any net realized long or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

3.   INVESTMENT ADVISOR

     The Trust has an Investment Advisory Agreement (the "Agreement") with AssetMark Investment Services, Inc. (the "Advisor"), with whom certain officers and directors of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the following rates, based on each Fund's average daily net assets:

     Large Cap Growth Fund                   0.95%
     Large Cap Value Fund                    0.95%
     Small/Mid Cap Growth Fund               0.95%
     Small/Mid Cap Value Fund                1.00%
     International Equity Fund               0.95%
     Real Estate Securities Fund             0.95%
     Tax-Exempt Fixed Income Fund            0.80%
     Core Plus Fixed Income Fund             0.75%

     The Advisor has agreed to waive, through October 31, 2003, its management fee and/or reimburse the Fund's other expenses, including organization expenses, to the extent necessary to ensure that the Funds' operating expenses do not exceed the following rates, based on each Fund's average daily net assets:

     Large Cap Growth Fund                   1.49%
     Large Cap Value Fund                    1.49%
     Small/Mid Cap Growth Fund               1.59%
     Small/Mid Cap Value Fund                1.59%
     International Equity Fund               1.59%
     Real Estate Securities Fund             1.49%
     Tax-Exempt Fixed Income Fund            1.29%
     Core Plus Fixed Income Fund             1.29%

     Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

                                                YEAR OF EXPIRATION
                                             -------------------------
                                             6/30/04           6/30/05
                                             -------           -------
     Large Cap Growth Fund                   $22,772           $80,252
     Large Cap Value Fund                     22,772            93,986
     Small/Mid Cap Growth Fund                11,898            63,245
     Small/Mid Cap Value Fund                 11,898            72,099
     International Equity Fund                45,839            46,594
     Real Estate Securities Fund              10,614            69,912
     Tax-Exempt Fixed Income Fund              4,751            73,116
     Core Plus Fixed Income Fund               9,507            94,633

     The waived/reimbursed amounts expiring on June 30, 2004 represent organization expenses incurred by the Trust, and advanced by the Advisor, in connection with the organization and initial public offering of the Funds.

     Pursuant to sub-advisory agreements between the Advisor and various sub-advisors, sub-advisors provide sub-advisory services to the Funds. Under the terms of these sub-advisory agreements, the Advisor compensates the sub-advisors based on each Fund's average daily net assets.

4.   DISTRIBUTION PLAN

     The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which provides that the Funds will pay distribution fees to AssetMark Capital Corporation, an affiliate of the Advisor, at an annual rate of up to 0.25% of the average daily net assets of the Funds. Quasar Distributors, LLC serves as sub-distributor to each of the Funds. Payments under the distribution plan shall be used to compensate persons who provide support services in connection with the distribution of the Fund's shares and servicing of the Fund's shareholders. Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

5.   SERVICE AND CUSTODY AGREEMENTS

     The Trust has entered into Service Agreements with U.S. Bancorp Fund Services, LLC ("USBFS") and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS. Under these agreements, USBFS and U.S. Bank, N.A. provide certain custody, transfer agency, administrative and accounting services.

6.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments, for the year ended June 30, 2002 were as follows:

                                            U.S. GOVERNMENT                     OTHER
                                            ---------------                     -----
                                        PURCHASES        SALES        PURCHASES         SALES
                                        ---------        -----        ---------         -----
     Large Cap Growth Fund                  --             --        $81,273,155     $23,226,098
     Large Cap Value Fund                   --             --         83,185,419      28,754,182
     Small/Mid Cap Growth Fund              --             --         19,493,964       4,093,406
     Small/Mid Cap Value Fund               --             --         19,479,928       6,777,875
     International Equity Fund              --             --         84,593,925      26,766,013
     Real Estate Securities Fund            --             --         18,121,787       5,644,180
     Tax-Exempt Fixed Income Fund           --             --         13,584,099         736,737
     Core Plus Fixed Income Fund            --             --         65,541,802      10,979,112

     At June 30, 2002, the cost of investments, gross unrealized appreciation and depreciation of investments and distributable income for tax purposes were as follows:

                       LARGE CAP    LARGE CAP     SMALL/MID     SMALL/MID   INTERNATIONAL REAL ESTATE    TAX-EXEMPT    CORE PLUS
                        GROWTH        VALUE       CAP GROWTH    CAP VALUE      EQUITY      SECURITIES   FIXED INCOME FIXED INCOME
                         FUND          FUND          FUND         FUND          FUND          FUND           FUND         FUND
                       ---------    ---------     ----------    ---------   ------------- -----------   ------------ ------------
Cost of
  Investments         $58,203,998  $56,698,921   $15,180,394   $13,391,772   $58,547,926  $13,076,419   $13,803,218   $58,431,515
                      -----------  -----------   -----------   -----------   -----------  -----------   -----------   -----------
Appreciation          $   958,189  $ 1,469,932   $ 1,053,887   $ 1,105,713   $ 2,961,902  $ 1,294,624   $   289,910   $   274,791
Depreciation           (9,484,197)  (5,334,839)   (3,238,652)   (1,032,571)   (4,187,849)    (146,433)         (198)     (676,419)
                      -----------  -----------   -----------   -----------   -----------  -----------   -----------   -----------
Net unrealized
  appreciation
  (depreciation)      $(8,526,008) $(3,864,907)  $(2,184,765)  $    73,142   $(1,225,947) $ 1,148,191   $   289,712   $  (401,628)
                      -----------  -----------   -----------   -----------   -----------  -----------   -----------   -----------
Undistributed
  tax-exempt
  ordinary income              --           --            --            --            --           --   $     4,047            --
Undistributed
  ordinary income              --  $   192,046            --            --   $   188,595  $   257,026         1,883   $    60,252
Undistributed
  long-term capital
  gain                         --          792            --            --            --       13,598            --         6,336
                      -----------  -----------   -----------   -----------   -----------  -----------   -----------   -----------
Distributable
  Income                       --  $   192,838            --            --   $   188,595  $   270,624   $     5,930   $    66,588

7.   CAPITAL SHARE TRANSACTIONS

     For the year ended June 30, 2002:

                       LARGE CAP    LARGE CAP     SMALL/MID     SMALL/MID   INTERNATIONAL REAL ESTATE    TAX-EXEMPT    CORE PLUS
                        GROWTH        VALUE       CAP GROWTH    CAP VALUE      EQUITY      SECURITIES   FIXED INCOME FIXED INCOME
                         FUND          FUND          FUND         FUND          FUND          FUND           FUND         FUND
                       ---------    ---------     ----------    ---------   ------------- -----------   ------------ ------------
Shares sold             7,827,187    6,635,312     2,346,846     1,935,647     9,339,571    1,879,402     1,657,374     6,054,884
Shares reinvested              --        6,883            --            --            --       15,866         9,546       121,189
Shares redeemed        (1,008,241)    (849,113)     (552,785)     (624,432)   (2,944,497)    (626,778)     (330,634)     (970,110)
                        ---------    ---------     ---------     ---------     ---------    ---------     ---------     ---------
Net increase
  in shares             6,818,946    5,793,082     1,794,061     1,311,215     6,395,074    1,268,490     1,336,286     5,205,963
Shares outstanding:
Beginning of year               1            1             1             1             1            1        10,000             1
                        ---------    ---------     ---------     ---------     ---------    ---------     ---------     ---------
End of year             6,818,947    5,793,083     1,794,062     1,311,216     6,395,075    1,268,491     1,346,286     5,205,964
                        ---------    ---------     ---------     ---------     ---------    ---------     ---------     ---------
                        ---------    ---------     ---------     ---------     ---------    ---------     ---------     ---------

8.   ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES (UNAUDITED)

INDEPENDENT TRUSTEES

                                                                                                        # OF
                                                                                                        PORTFOLIOS
                                                                                                        IN FUND     OTHER
                            POSITION(S)  TERM OF OFFICE                                                 COMPLEX     DIRECTOR/
NAME, AGE                   HELD WITH    AND LENGTH OF      PRINCIPAL                                   OVERSEEN    TRUSTEE
AND ADDRESS                 THE TRUST    TIME SERVED        OCCUPATION DURING PAST FIVE YEARS           BY TRUSTEE  POSITIONS
-----------                 ---------    ---------------    ---------------------------------           ----------  ---------
R. Thomas DeBerry, 60       Trustee      Indefinite Term    President, DeBerry Consulting (a                8       None
c/o AssetMark                            since January      a securities consulting firm) (1988-present);
  Investment Services, Inc.              2001.              Director, Investment Manager Services
2300 Contra Costa                                           Division of Resources Trust Company
  Boulevard, Suite 425                                      (1998-2000).
Pleasant Hill, CA 94523

William J. Klipp, 46        Trustee      Indefinite Term    Retired; President and Chief Operating          8       Trustee of the
c/o AssetMark                            since January      Officer, Charles Schwab Investment Management,          Lend Lease
  Investment Services, Inc.              2001.              Inc. and Executive Vice President, Schwab               Rosen Funds
2300 Contra Costa                                           Funds (1993-1999).                                      (2000-present);
  Boulevard, Suite 425                                                                                              Director of
Pleasant Hill, CA 9452                                                                                              SaveDaily.com
       (2000-present).

Leonard H. Rossen, 70       Trustee      Indefinite Term    President, Len Rossen Consulting (a legal       8       None
c/o AssetMark                            since January      consulting firm) (1999-present); Corporate
  Investment Services, Inc.              2001.              Counsel, Franklin Templeton Mutual Funds
2300 Contra Costa                                           and Distributors, Inc. (1996-1999); Regional
  Boulevard, Suite 425                                      Counsel and Vice President, Equitable Life
Pleasant Hill, CA 94523                                     Insurance Society (1987-1996); Various key
                                                            legal positions Securities and Exchange
                                                            Commission (1973-1987).

INTERESTED TRUSTEES

Ronald Cordes*<F10>, 41     President,   Indefinite Term    Principal, AssetMark Investment Services, Inc.  8
AssetMark Investment        Chairperson, since January      (1994-present).
2300 Contra Costa           Trustee      2001.
  Boulevard, Suite 425
Pleasant Hill, CA 94523

Richard Steiny*<F10>, 44    Secretary    Indefinite Term    Principal, AssetMark Investment Services, Inc.  8
AssetMark Investment        and          since January      (1994-present).
2300 Contra Costa           Trustee      2001.
  Boulevard, Suite 425
Pleasant Hill, CA 94523

The Statement of Additional Information includes additional information about the Fund's Trustees and is available free of charge upon request by calling the Fund toll free at (888) 278-5809.

*<F10> Ronald Cordes and Richard Steiny are considered "interested persons" of the Funds as defined in the 1940 Act due to their relationship with the Advisor.

AssetMark Funds
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AssetMark Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds comprising the AssetMark Funds (the "Funds") at June 30, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
August 9, 2002

ASSETMARK FUNDS

ASSETMARK LARGE CAP GROWTH FUND
ASSETMARK LARGE CAP VALUE FUND
ASSETMARK SMALL/MID CAP GROWTH FUND
ASSETMARK SMALL/MID CAP VALUE FUND
ASSETMARK INTERNATIONAL EQUITY FUND
ASSETMARK REAL ESTATE SECURITIES FUND
ASSETMARK TAX-EXEMPT FIXED INCOME FUND
ASSETMARK CORE PLUS FIXED INCOME FUND

INVESTMENT ADVISOR
AssetMark Investment Services, Inc.
2300 Contra Costa Blvd., Suite 425
Pleasant Hill, CA 94523

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA 94105

TRANSFER AGENT, FUND ACCOUNTANT
AND FUND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

DISTRIBUTOR
AssetMark Capital Corporation
2300 Contra Costa Blvd., Suite 425
Pleasant Hill, CA 94523

(ASSETMARK FUNDS LOGO)

ANNUAL REPORT
June 30, 2002